File No. 333-284919
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	1	/X/
Post-Effective Amendment No.		/ /

(Check appropriate box or boxes)

IVY FUNDS
(Exact Name of Registrant as Specified in Charter)

(800) 523-1918
Registrant’s Area Code and Telephone Number

100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

David F. Connor, Esq., 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
(Name and Address of Agent for Service)

Please send copies of all communications to:

Taylor Brody, Esq.
Jonathan M. Kopcsik, Esq.
Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600, Philadelphia, PA 19103
(215) 564-8071
(215) 564-8099

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
Title of the securities being registered:  Class A, Class C, Institutional Class, Class R6 and Class Y shares, $0.001 par value per share, of Macquarie Balanced Fund. No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

--- C O N T E N T S ---
1.	Facing Page
2.	Contents Page
3.	Part A – Information Statement/Prospectus
4.	Part B – Statement of Additional Information
5.	Part C – Other Information
6.	Signatures
7.	Exhibits

MACQUARIE MULTI-ASSET INCOME FUND
(FORMERLY, DELAWARE IVY MULTI-ASSET INCOME FUND)
100 Independence
610 Market Street
Philadelphia, Pennsylvania 19106-2354
800 523-1918

IMPORTANT SHAREHOLDER INFORMATION

This Information Statement/Prospectus is being provided to inform you that Macquarie Multi-Asset Income Fund (the “Acquired Fund”) will be reorganized with and into Macquarie Balanced Fund (formerly, Delaware Ivy Balanced Fund) (the “Acquiring Fund”) (the “Reorganization”), on or about April 25, 2025 (the “Reorganization Date”).

The Acquired Fund and the Acquiring Fund are each a series of Ivy Funds (the “Trust”).

The Information Statement/Prospectus discusses the Reorganization and provides you with information that you should consider.  The Board of Trustees of the Trust approved the Reorganization and concluded that the Reorganization is in the best interests of the Acquired Fund and its shareholders.

Please review the information in the Information Statement/Prospectus. You do not need to take any action regarding your account because no shareholder vote is required.  On the Reorganization Date, your shares of the Acquired Fund will be converted automatically at net asset value into shares of the same class of the Acquiring Fund.

The investment objectives, strategies, and risks of the Acquired Fund are similar, but also differ in certain respects, from those of the Acquiring Fund. The enclosed Information Statement/Prospectus provides important information regarding such differences, as well as similarities, that shareholders should consider in determining whether an investment in the Acquiring Fund is appropriate for them. Shareholders may redeem their shares of an Acquired Fund at any time prior to the closing of the Reorganization. No contingent deferred sales charge will be assessed in connection with any redemption of your shares of the Acquired Fund prior to the Reorganization.

If you have any questions, please call 800-523-1918.
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INFORMATION STATEMENT/PROSPECTUS

TABLE OF CONTENTS

THE REORGANIZATION	3
COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, AND FUNDAMENTAL INVESTMENT RESTRICTIONS	3
HOW DO THE INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, AND FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE ACQUIRED FUND COMPARE AGAINST THOSE OF THE ACQUIRING FUND?	3
INFORMATION ABOUT THE FUNDS	13
WHAT ARE THE FEES AND EXPENSES OF THE FUND AND WHAT ARE THE ANTICIPATED FEES AND EXPENSES AFTER THE REORGANIZATION?	13
HOW CAN I COMPARE THE COSTS OF INVESTING IN ACQUIRED FUND SHARES WITH THE COST OF INVESTING IN ACQUIRING FUND SHARES OF THE COMPARABLE CLASS?	17
WHAT ARE THE GENERAL TAX CONSEQUENCES OF THE REORGANIZATION?	18
WHO MANAGES THE FUNDS?	19
HOW DO THE PERFORMANCE RECORDS OF THE FUNDS COMPARE?	20
WHERE CAN I FIND MORE FINANCIAL INFORMATION ABOUT THE FUNDS?	23
WHAT ARE OTHER KEY FEATURES OF THE FUNDS?	23
REASONS FOR THE REORGANIZATION	24
INFORMATION ABOUT THE REORGANIZATION AND THE PLAN	25
HOW WILL THE REORGANIZATION BE CARRIED OUT?	25
WHO WILL PAY THE EXPENSES OF THE REORGANIZATION?	26
WHAT ARE THE TAX CONSEQUENCES OF THE REORGANIZATION?	26
WHAT SHOULD I KNOW ABOUT SHARES OF THE ACQUIRED FUND AND ACQUIRING FUND	29
WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT THE CAPITALIZATION BE AFTER THE REORGANIZATION?	30
DO THE TRUSTEES AND OFFICERS OWN SHARES OF THE FUNDS?	31
WHO ARE THE CONTROL PERSONS AND OWNERS OF RECORD OR BENEFICIALLY 5% OR MORE OF ANY CLASS OF A FUND’S OUTSTANDING EQUITY SECURITIES?	32
MORE INFORMATION ABOUT THE FUNDS	36
EXHIBITS TO INFORMATION STATEMENT/PROSPECTUS	38
EXHIBIT A AGREEMENT AND PLAN OF REORGANIZATION	A-1
EXHIBIT B FINANCIAL HIGHLIGHTS	B-1

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MACQUARIE MULTI-ASSET INCOME FUND
(FORMERLY, DELAWARE IVY MULTI-ASSET INCOME FUND)
100 Independence,
610 Market Street
Philadelphia, Pennsylvania 19106-2354
800 523-1918

INFORMATION STATEMENT/PROSPECTUS

Dated March 24, 2025

Acquisition of the Assets of:
MACQUARIE MULTI-ASSET INCOME FUND (FORMERLY, DELAWARE MULTI-ASSET INCOME FUND) (a series of Ivy Funds)
By and in exchange for shares of:
MACQUARIE BALANCED FUND (FORMERLY, DELAWARE IVY BALANCED FUND) (a series of Ivy Funds)

This Information Statement/Prospectus is being furnished to shareholders of Macquarie Multi-Asset Income Fund (the “Acquired Fund”). The Acquired Fund will be reorganized into Macquarie Balanced Fund as indicated below (the “Acquiring Fund”), on or about April 25, 2025 (the “Reorganization Date” or the “Closing Date”).

The Acquired Fund and Acquiring Fund together are referred to as the “Funds.”  The Funds are each series of Ivy Funds (the “Trust”).

Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property and assets (the “Assets”) of the Acquired Fund will be acquired by the Acquiring Fund, and (ii) the Trust, on behalf of the Acquiring Fund, will assume the liabilities of the Acquired Fund, in exchange for shares of the Acquiring Fund. According to the Plan, the Acquired Fund will be liquidated and dissolved following the Reorganization. The Board of Trustees of the Trust (the “Board”) has approved the Plan and the Reorganization.  Shareholders of the Acquired Fund are not required to and are not being asked to approve the Plan or the Reorganization. Pursuant to the Plan, holders of Class A, Class C, Institutional Class, Class R6 and Class Y shares of the Acquired Fund will receive shares of equal aggregate net asset value (the “NAV”) of Class A, Class C, Institutional Class, Class R6, and Class Y shares, respectively, of the Acquiring Fund. The Acquiring Fund will be the accounting survivor of the Reorganization.
Each Fund is a diversified series of the Trust. Delaware Management Company (DMC or the “Manager”), a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), serves as the investment manager for the Funds.

This Information Statement/Prospectus sets forth the information that you should know about the Reorganization. You should retain this Information Statement/Prospectus for future reference.  A Statement of Additional Information dated March 24, 2025 (the “SAI”), relating to this Information Statement/Prospectus, contains additional information about the Acquiring Fund and the Reorganization, and has been filed with the US Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.

The prospectus of the Acquiring Fund (the “Acquiring Fund Prospectus”) is intended to provide you with information about the Acquiring Fund and is incorporated herein by reference. The prospectus of the Acquired Fund (the “Acquired Fund Prospectus”) provides additional information about the Acquired Fund and is incorporated herein by reference. Relevant information about the Acquired Fund Prospectus and Acquiring Fund Prospectus are as follows:

Acquired Fund Prospectus	Acquiring Fund Prospectus
Macquarie Multi-Asset Income Fund – dated January 29, 2025 (1933 Act File No. 033-45961)	Macquarie Balanced Fund – dated July 31, 2024 (1933 Act File No. 033-45961)

You can request a free copy of any of the Funds’ Prospectuses, SAIs, Annual Reports, Semiannual Reports, or other information such as the Funds’ financial statements by calling 800 523-1918 or by writing to the Funds c/o Macquarie Funds, P.O. Box 534437, Pittsburgh, PA 15253-4437 (regular mail) or c/o Macquarie Funds Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262 (overnight courier service).

Additional information about each Fund can be viewed online from the EDGAR database without charge on the SEC’s internet site at www.sec.gov.

WE ARE NOT ASKING YOU FOR A PROXY
AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Information Statement/Prospectus.  Any representation to the contrary is a criminal offense.

THE REORGANIZATION
At a meeting held on February 11-13, 2025, the Board, including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of each of the Funds, considered the proposal to reorganize the Acquired Fund with and into the Acquiring Fund, and approved the Plan.

The Reorganization will result in your Acquired Fund shares being exchanged for the Acquiring Fund shares equal in value (but having a different price per share) to your shares of the Acquired Fund. In particular, shareholders of Class A, Class C, Institutional Class, Class R6 and Class Y shares of the Acquired Fund will receive shares of equal aggregate net asset value of Class A, Class C, Institutional Class, Class R6, and Class Y shares, respectively, of the Acquiring Fund. This means that you will cease to be an Acquired Fund shareholder and will become an Acquiring Fund shareholder. This exchange will occur on a date agreed upon by the parties to the Plan, which is currently anticipated to occur on the Reorganization Date. Class A shareholders of the Acquired Fund will not be assessed sales charges, including any contingent deferred sales charge, for the exchange of their shares for Class A shares of the Acquiring Fund. Additionally, Class C shareholders of the Acquiring Fund will not incur any contingent deferred sales charge for the exchange of their shares for Class C shares of the Acquiring Fund. Subsequent purchases of Class A shares or Class C shares of the Acquiring Fund will, however, be subject to applicable sales charges.

For the following reasons and the reasons set forth below under “Reasons for the Reorganization,” the Board has determined that the Reorganization is in the best interests of each Fund and its shareholders.  The Board has also determined that the interests of the existing shareholders of each Fund will not be diluted as a result of the Reorganization, based upon information provided to the Board. In making these determinations, the Board noted the recommendation of DMC, the Funds’ investment manager, and considered the following, among other factors: (i) the Acquiring Fund and Acquired Fund share substantially similar investment objectives, similar principal investment strategies and principal risks, and identical fundamental investment restrictions, (ii) the Acquiring Fund and Acquired Fund have the same portfolio management teams and a degree of portfolio holding overlap, which is anticipated to mitigate transaction costs in connection with the Reorganization; (iii) the Acquiring Fund’s overall total expense ratios are expected to be equal to or lower than the Acquired Fund’s total expense ratios following the Reorganization, taking into account applicable expense limitation arrangements; (iv) the Acquiring Fund’s assets will increase as a result of the Reorganization which may result in increased economies of scale and reach and/or get closer to breakpoints in the management fee schedules and lower operating expenses for shareholders; (v) the reduced number of substantially similar Funds should benefit distribution efforts, amongst other reasons; (vi) the performance of the Funds across the various periods, noting favorable Acquiring Fund performance across various periods as compared to the Acquired Fund; (vii) the assets under management of the Fund (e.g., smaller funds going into larger funds) and DMC’s view on ability to garner additional assets of the Fund outside of the Reorganization; and (viii) the Reorganization will be structured so it qualifies as a tax-free reorganization.

At the same time that Acquired Fund shareholders are being notified of the Reorganization, Macquarie Global Allocation Fund shareholders are being asked to approve a reorganization into the Acquiring Fund (the “Macquarie Global Allocation Reorganization”). A separate proxy statement/prospectus is being mailed to the Macquarie Global Allocation Fund shareholders. The Reorganization is not contingent on the approval and consummation of the Macquarie Global Allocation Reorganization.

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, AND FUNDAMENTAL INVESTMENT RESTRICTIONS
How do the investment objectives, principal investment strategies, principal risks, and fundamental investment restrictions of the Acquired Fund compare against those of the Acquiring Fund?
This section will help you compare the investment objectives, principal investment strategies, principal risks, and fundamental investment restrictions of the Acquired Fund and the Acquiring Fund. More complete information may be found in the Funds’ Prospectuses and SAIs.  For a complete description of the Acquiring Fund’s investment objectives, investment strategies, and risks, you should read the Acquiring Fund Prospectus.

In anticipation of the Reorganization, the Acquired Fund may temporarily not meet its investment objective and/or may deviate from its principal investment strategies in advance of the closing of the Reorganization.

Investment Objectives. The Acquired Fund and Acquiring Fund have similar investment objectives, as described in each of their Prospectuses, and included below. Each Fund’s investment objective is nonfundamental and may be changed without shareholder approval.

Macquarie Multi-Asset Income Fund (Acquired Fund)	Macquarie Balanced Fund (Acquiring Fund)
What is the Fund’s investment objective? Macquarie Multi-Asset Income Fund seeks to provide a high level of current income. Capital appreciation is a secondary objective.	What is the Fund’s investment objective? Macquarie Balanced Fund seeks to provide total return through a combination of capital appreciation and current income.

Principal Investment Strategies. The investment strategies of the Acquired Fund and Acquiring Fund are similar in some ways, but also differ in certain respects, as described in each of their Prospectuses, and included below.

Both the Acquired Fund and Acquiring Fund are classified as “diversified” and neither Fund will concentrate its investments in any one industry.

The Acquired Fund seeks to achieve its objective by primarily investing its assets among a diversified portfolio of global equity and equity-income generating securities, including but not limited to infrastructure securities, natural resource securities, master limited partnerships (MLPs), and global real estate securities which are primarily equity and equity-related securities issued by “Global Real Estate Companies.” The Acquired Fund may also invest in high-yield, high-risk, fixed-income securities of US and foreign issuers, as well as investment grade debt and inflation-linked bonds. The Acquiring Fund seeks to achieve its objective by investing primarily in a diversified mix of stocks, debt securities and short-term instruments, depending on market conditions. Regarding its income-generating equity investments, including convertible securities, the Acquiring Fund invests primarily in medium to large, well-established companies, although it may invest in securities issued by companies of any size. The Acquiring Fund invests at least 50% of its total assets in equity securities including convertible securities. The Acquiring Fund may invest in preferred stocks and real estate investment trusts (REITs).

For the Acquiring Fund, Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), the sub-advisor to the Acquiring Fund, and the Manager use a dynamic asset-allocation framework to determine the proportion of the Acquiring Fund's assets that will be allocated to the various asset classes noted above, based on the market assessment and portfolio risk contribution for such asset classes. The framework is intended to reduce riskier assets in times of market volatility and provide additional downside protection. In addition, MIMAK will also manage a tactical/completion sleeve and such sleeve will typically vary from 0% to 20% of the Acquiring Fund’s total assets and primarily hold derivatives and exchange-traded funds (ETFs).

The Acquired Fund targets approximately 30% high yield, high income securities; 40% in global equity and income generating equity securities and approximately 10% in global real estate securities. Together, these allocations determine the Acquiring Fund’s 80% policy. The Acquired Fund has flexibility in the relative weightings given to each of these categories. The Acquiring Fund invests at least 30% of its total assets in debt securities with the objective of providing income and diversification although such diversification may not protect against market risk.

Both Funds may invest in fixed-income securities, including investment grade debt, which include debt securities rated BBB- or higher by S&P, or comparably rated by another NRSRO or, if unrated, determined by the Manager to be of comparable quality.

Both Funds may use a wide range of derivatives instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and credit default swaps. The Funds will use derivatives for both hedging and non-hedging purposes; as a substitute for purchasing or selling securities; and to manage the Fund’s portfolio characteristics. For example, the Funds may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; and credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return.

Macquarie Multi-Asset Income Fund (Acquired Fund)	Macquarie Balanced Fund (Acquiring Fund)
What are the Acquired Fund’s principal investment strategies?

Macquarie Multi-Asset Income Fund seeks to achieve its objective by primarily investing its assets among a diversified portfolio of global equity and equity-income generating securities, including but not limited to infrastructure securities, natural resource securities, master limited partnerships (MLPs), and global real estate securities which are primarily equity and equity-related securities issued by “Global Real Estate Companies.” The Acquired Fund may also invest in high-yield, high-risk, fixed-income securities of US and foreign issuers, as well as investment grade debt and inflation-linked bonds.

The portfolio targets approximately 30% high yield, high income securities; 40% in global equity and income generating equity securities and approximately 10% in global real estate securities. Together, these allocations determine the 80% policy. The Acquired Fund has flexibility in the relative weightings given to each of these categories.

Under normal market conditions, the Acquired Fund will invest at least 30% of its net assets in foreign securities, including emerging markets issuers. The Acquired Fund may purchase both equity and fixed income securities. The Acquired Fund may invest in securities of companies or issuers of any size market capitalization.

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), the Acquired Fund's sub-advisor that is primarily responsible for the day-to-day management of the portfolio, uses an active allocation approach when selecting investments for the Acquired Fund. In addition, the Acquired Fund may, in the future, invest in additional investment categories other than those listed herein, to the extent consistent with the Acquired Fund's investment objective. In connection with its active allocation approach, MIMAK will also manage a tactical / completion sleeve and such sleeve will typically vary from 0% to 20% of the Acquired Fund’s total assets and primarily hold derivatives and exchange-traded funds (ETFs).

What are the Acquiring Fund’s principal investment strategies?

Macquarie Balanced Fund seeks to achieve its objective by investing primarily in a diversified mix of stocks, debt securities and short-term instruments, depending on market conditions. Regarding its income-generating equity investments, including convertible securities, the Acquiring Fund invests primarily in medium to large, well-established companies, although it may invest in securities issued by companies of any size. The Acquiring Fund invests at least 50% of its total assets in equity securities including convertible securities. The Acquiring Fund may invest in preferred stocks and real estate investment trusts (REITs).

The Acquiring Fund invests at least 30% of its total assets in debt securities with the objective of providing income and diversification although such diversification may not protect against market risk. The Acquiring Fund’s debt securities may include US government securities or investment-grade corporate bonds rated BBB- or higher by S&P Global Ratings, a division of S&P Global, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by the Manager to be of comparable quality. The Acquiring Fund may also invest up to 20% of its total assets in non-investment-grade debt securities. The Acquiring Fund has no limitations on the range of maturities of the debt securities in which it may invest.

MIMAK and the Manager use a dynamic asset-allocation framework to determine the proportion of the Acquiring Fund's assets that will be allocated to the various asset classes noted above, based on the market assessment and portfolio risk contribution for such asset classes. The framework is intended to reduce riskier assets in times of market volatility and provide additional downside protection. In addition, Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), the sub-advisor to the Acquiring Fund, will also manage a tactical / completion sleeve and such sleeve will typically vary from 0% to 20% of the Acquiring Fund’s total assets and primarily hold derivatives and exchange-traded funds (ETFs).

The high yield portion of the portfolio is a diversified portfolio of high-yield, high-risk, fixed-income securities, including secured and unsecured loan assignments, loan participations and other loan instruments (loans), of US and foreign issuers, the risks of which are, in the Manager’s judgment, consistent with the Acquired Fund’s objectives. The Acquired Fund invests the assets allocated to this portion of the portfolio primarily in lower-quality debt securities, which include debt securities rated BB+ or lower by S&P Global Ratings, a division of S&P Global Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by the Manager to be of comparable quality. The Acquired Fund may invest an unlimited amount of the assets allocated to this portion of the portfolio in junk bonds. The Acquired Fund may invest assets allocated to the high income strategy in fixed-income securities of any maturity. The Manager may invest up to 100% of this portion of the portfolio's assets in foreign securities that are denominated in US dollars or foreign currencies.

The Acquired Fund may also invest in other fixed-income securities, including investment grade debt, which include debt securities rated BBB- or higher by S&P, or comparably rated by another NRSRO or, if unrated, determined by the Manager to be of comparable quality. The Acquired Fund may invest in inflation-linked securities including US and Global TIPS securities (generally sovereign debt with inflation-linked coupon step-ups). The Acquired Fund may invest in fixed-income securities of any maturity. The Acquired Fund may invest in foreign securities that are denominated in US dollars or foreign currencies.

The Acquired Fund may use a wide range of derivatives instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and credit default swaps. The Acquired Fund will use derivatives for both hedging and non-hedging purposes; as a substitute for purchasing or selling securities; and to manage the Acquired Fund's portfolio characteristics. For example, the Acquired Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; and credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return.

For the purposes of this section, a reference to the Manager may also include MIMAK, with respect to its role as sub-advisor of the Acquiring Fund.

In evaluating investments for the Acquiring Fund, the Manager focuses on companies with resilient business models characterized by stable growth rates; strong balance sheets; relative strength in earnings; attractive return profiles and valuation; and strong free cash flow generation. In so doing, the Manager evaluates a company’s management team, its financial position, its competitive position and the condition of its respective industry in addition to other factors. The Manager utilizes financial statements, independent research by its investment management personnel, third party research, brand studies done by outside parties and other tools and processes to identify what it believes to be attractive investment opportunities with a focus on the trajectory and sustainability of a company’s business model. The Manager also focuses on companies that possess a sustainable competitive advantage by evaluating factors such as brand equity/loyalty, proprietary technology, switching costs, access to distribution channels, capital requirements, economies of scale, and barriers to entry. In addition, the Manager’s analysis informs its view of an appropriate valuation for each potential investment.

Investment opportunities typically fall into two categories: company-specific ideas which include factors such as a company’s competitive positioning, production cycles, cost restructuring or a new management team; and thematic ideas where the Manager considers economic or political forces, interest rate term structure variances, cyclical inflections, changes in consumer behavior or technology shifts.

The Acquiring Fund may use a wide range of derivatives instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and credit default swaps. The Acquiring Fund will use derivatives for both hedging and non-hedging purposes; as a substitute for purchasing or selling securities; and to manage the Acquiring Fund’s portfolio characteristics. For example, the Acquiring Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; and credit default swaps to hedge against a credit event,

Within the global equity portion, under normal circumstances, the Acquired Fund invests primarily in equity securities, including dividend-paying common stocks, from across the globe. Although this portion of the portfolio invests primarily in large capitalization companies (typically companies with market capitalizations of at least $10 billion at the time of acquisition), it may invest in companies of any size. This portion of the portfolio might also invest in infrastructure securities that derive at least 50% of their revenues or profits directly or indirectly from infrastructure assets, or commit at least 50% of its assets to activities related to infrastructure. Infrastructure securities can include MLPs. The equity portion of the portfolio can also invest in natural resources companies that (i) derives at least 50% of its revenues, profits or value, either directly or indirectly, from natural resources assets including, but not limited to: (a) timber and agriculture assets and securities; (b) commodities and commodity-linked assets and securities, including, but not limited to, precious metals, such as gold, silver and platinum, ferrous and nonferrous metals, such as iron, aluminum and copper, metals such as uranium and titanium, hydrocarbons such as coal, oil and natural gas, timberland, undeveloped real property and agricultural commodities; and (c) energy, including the exploration, production, processing and manufacturing of hydrocarbon-related and chemical-related products; or (ii) provides supporting services to such natural resources companies.

“Global Real Estate Companies” are companies that meet one of the following criteria: companies qualifying for US Federal income tax purposes as real estate investment trusts (REITs); entities similar to REITs formed under the laws of a country other than the US; companies located in any country that, at the time of initial purchase by this portion of the portfolio, derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or that have at least 50% of their assets invested in such real estate; or companies located in any country that are primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. The equity and equity-related securities in which this portion of the portfolio invests include common stocks, rights or warrants to purchase common stocks, securities convertible into common stocks, and preferred stocks. This portion of the portfolio does not directly invest in real estate.

to gain exposure to certain securities or markets, or to enhance total return.

In selecting debt securities for the Acquiring Fund, the Manager focuses on current income and capital preservation and generally seeks to invest in investment-grade securities. The Acquiring Fund may invest up to 30% of its total assets in foreign securities, including equity and fixed-income securities. Additionally, many of the companies in which the Acquiring Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Acquiring Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Acquiring Fund is not invested directly in such markets.

The Acquiring Fund may invest in bonds of any maturity or duration.

Generally, in determining whether to sell a security, the Manager uses the same analysis as identified above in order to determine if the security is appropriately valued or has met its anticipated price. The Manager also may sell a security if the security ceases to produce income, to reduce the Acquiring Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

In addition, the Manager may seek investment   advice and recommendations relating to fixed income securities from its affiliates: Macquarie Investment Management Europe Limited (MIMEL) and Macquarie Investment Management Global Limited (MIMGL). The Manager may also permit MIMGL to execute Acquiring Fund equity security trades on behalf of the Manager. The Manager may also permit MIMEL and MIMGL to exercise investment discretion and perform trading for fixed income securities in certain markets where the Manager believes it will be beneficial to utilize MIMEL’s or MIMGL’s specialized market knowledge, and the Manager may also seek quantitative support from MIMGL. MIMGL is also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.

In addition, the Manager may seek investment advice and recommendations relating to fixed income securities from its affiliates: Macquarie Investment Management Europe Limited (MIMEL) and Macquarie Investment Management Global Limited (MIMGL). The Manager may also permit MIMGL to execute Acquired Fund equity security trades on behalf of the Manager. The Manager may also permit MIMEL and MIMGL to exercise investment discretion and perform trading for fixed income securities in certain markets where the Manager believes it will be beneficial to utilize MIMEL’s or MIMGL’s specialized market knowledge, and the Manager may also seek quantitative support from MIMGL. MIMGL is also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.

Principal Investment Risks. Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in a Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in a Fund may not be appropriate for all investors. Each Fund’s principal risks, as listed in their Prospectuses, are included below.

The principal investment risks for the Acquired Fund and Acquiring Fund are similar but do have differences. Both Funds are subject to market risk, credit risk, high yield (junk) bond risk, interest rate risk, liquidity risk, active management and selection risk, foreign risk, REIT-related risk, preferred stock risk, company size risk, US government securities risk, and exchange-traded fund risk.

In addition, the Acquired Fund is subject to senior loan risk, duration risk, mortgage-backed and asset-backed securities risk, fixed income risk, investment company securities risk, asset allocation risk, MLP risk, derivatives risk, natural resources risk, commodity-related investments risk, distressed securities risk, and equity-linked securities risk. The Acquiring Fund is also subject to preferred stock risk, company size risk, and US government securities risk.

Even though the Acquired Fund and Acquiring Fund share certain of the same types of risks, the degree of such risks may vary. Each Fund’s relative risk/return profile cannot be determined by the following risk descriptions and comparisons alone. However, the Acquired Fund and Acquiring Fund share a similar risk/return profile.

Acquired Fund	Acquiring Fund
Market risk	Market risk
Credit risk	Credit risk
High yield (junk) bond risk	High yield (junk) bond risk
Interest rate risk	Interest rate risk
Senior loan risk
Duration risk
Mortgage-backed and asset-backed securities risk
Fixed income risk
Investment company securities risk
Asset allocation risk
Liquidity risk	Liquidity risk
Active management and selection risk	Active management and selection risk
Foreign risk	Foreign risk

REIT-related risk	REIT-related risk
MLP risk
Derivatives risk
Natural resources risk
Commodity-related investments risk
Distressed securities risk
Equity-linked securities risk
Preferred stock risk
Company size risk
US government securities risk
Exchange-traded fund risk	Exchange-traded fund risk

Market risk (Acquired Fund and Acquiring Fund) — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.
Preferred stock risk (Acquiring Fund) — The risk that preferred stocks may be subordinated to bonds in terms of rights to their share of the company’s assets, may be less liquid than many other securities, and generally offer no voting rights with respect to the issuer. Preferred stocks may also be adversely affected by interest rates and may be callable by the issuer.
Exchange-traded fund risk (Acquired Fund and Acquiring Fund) — The risks of investing in an ETF typically reflect the risks of the instruments in which the ETF invests. Because ETFs are investment companies, a fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a fund's expenses may be higher and performance may be lower.
Foreign risk (Acquired Fund and Acquiring Fund) — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.
US government securities risk (Acquiring Fund) — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the Federal Home Loan Bank system (FHLB), are not backed by the “faith and credit” of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the US Treasury.
Interest rate risk (Acquired Fund and Acquiring Fund) — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Credit risk (Acquired Fund and Acquiring Fund) — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.
High yield (junk) bond risk (Acquired Fund and Acquiring Fund) — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.
REIT-related risk (Acquired Fund and Acquiring Fund) — The risk that the value of a fund’s investments in a REIT may be adversely affected by (1) changes in the value of the REIT’s underlying property or the property secured by mortgages the REIT holds; (2) loss of REIT federal tax status (and the resulting inability to qualify for modified pass-through tax treatment under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code” or the

“Code”)) or changes in laws and/or rules related to that status; or (3) the REIT’s failure to maintain its exemption from registration under the Investment Company Act of 1940 (1940 Act). In addition, a fund may experience a decline in its income from REIT securities due to falling interest rates or decreasing dividend payments.
Company size risk (Acquiring Fund) — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Liquidity risk (Acquired Fund and Acquiring Fund) — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
Active management and selection risk (Acquired Fund and Acquiring Fund) — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.
Asset allocation risk (Acquired Fund) — The risk associated with the allocation of a fund’s assets amongst varying underlying styles. Portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions which could be detrimental to a fund’s performance. There is a risk that the allocation of assets may skew toward a category or underlying fund that performs poorly relative to other categories or funds, or to the market as a whole, which could result in a fund performing poorly.
Senior loan risk (Acquired Fund) — The risk that a court could subordinate a senior loan to presently existing or future indebtedness or take other action detrimental to the holders of senior loans and that if a borrower prepays a senior loan, a fund will have to reinvest the proceeds in other senior loans or securities that may pay lower interest rates. The risks associated with senior loans are similar to the risks of junk bonds, although senior loans typically are senior and secured, whereas junk bonds often are subordinated and unsecured. Investments in senior loans typically are below investment grade and are considered speculative because of the credit risk of their issuers. Senior loans are also subject to the risks typically associated with debt securities, such as credit risk, interest rate risk, and prepayment risk.

Duration risk (Acquired Fund) — The risk that longer-duration debt securities are more likely to decline in price than shorter duration debt securities in a rising interest rate environment. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes.

Mortgage-backed and asset-backed securities risk (Acquired Fund) — Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in interest rates or general economic conditions. Certain mortgage-backed or asset-backed securities, such as collateralized mortgage obligations, real estate mortgage investment conduits, and stripped mortgage-backed securities, may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities.
MLP risk (Acquired Fund) — MLPs are subject to significant federal, state and local government regulation. Investment in MLPs may also have tax consequences for shareholders. If a fund retains its investment until its basis is reduced to zero, subsequent distributions will be taxable at ordinary income rates and shareholders may receive corrected 1099s.
Derivatives risk (Acquired Fund) — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
Natural resources risk (Acquired Fund) — The market value of natural resources securities may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource.
Commodity-related investments risk (Acquired Fund) — The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and economic health, political, international regulatory and other developments. Exposure to the commodities markets may subject a fund to greater volatility than investments in traditional securities.
Distressed securities risk (Acquired Fund) — The risk that a fund may lose a substantial portion or all of its investment in distressed securities or may be required to accept cash, securities or other property with a value less than its original investment. Distressed debt securities are speculative and involve substantial risks in addition to the risks of investing in lower-grade debt securities. In certain periods, there may be little or no liquidity in the markets for distressed securities. The prices of such securities may be subject to periods of abrupt and erratic market movements and above average price volatility and it may be difficult to value such securities.
Equity-linked securities risk (Acquired Fund) — The risk that, although common stocks and other equity securities have a history of long-term growth in value, the prices of equity-linked securities may fluctuate in the short term, particularly those linked to smaller companies.
Fixed income risk (Acquired Fund) — The risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.
Investment company securities risk (Acquired Fund) — The risk that when a fund invests in another investment company, shareholders of the fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the fund’s fees and expenses, which could result in the duplication of certain fees. Investment in other investment companies also typically reflects the risks of the types of securities in which the investment companies invest.
Fundamental Investment Restrictions. Each Fund has adopted the following fundamental investment restrictions, which cannot be changed without approval of a 1940 Act Majority Vote.
The Funds have adopted identical fundamental investment restrictions. The Funds’ fundamental investment restrictions are detailed below. Please see each Fund’s SAI.
The following, set forth in their entirety, are the Funds' fundamental investment restrictions, which cannot be changed without shareholder approval for the affected Fund. For this purpose, shareholder approval for a Fund means the approval, at a meeting of Fund shareholders, by the lesser of (1) 67% or more of the Fund's voting securities present at the meeting, if more than 50% of the Fund's outstanding voting securities are present in person or by proxy or (2) more than 50% of the Fund's outstanding voting securities. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in the percentage resulting from a change in value of portfolio securities or amount of total assets will not be considered a violation of the restriction. As to each Fund (unless otherwise specified):
1. The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.
2. The Fund may not engage in the business of underwriting the securities of other issuers, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

3. The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

4. The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

5. The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

6. The Fund may not purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

7. The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, securities of other investment companies and “tax-exempt securities” (i.e., securities the interest on which is not subject to federal income tax) or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) if, as a result, such purchase would result in the concentration (as that term may be defined in the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) of its investments in securities of issuers in any one industry.

For purposes of a Fund's concentration policy, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry or group of industries. In applying a Fund's policy on concentration (i.e., investing more than 25% of its net assets in the securities of issuers primarily engaged in the same industry): (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric, and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance, and diversified finance will each be considered a separate industry; (iii) asset-backed securities will be classified according to the underlying assets securing such securities.

Nonfundamental Investment Restrictions. In addition to the fundamental investment policies and investment restrictions described above, and the various general investment policies described in the Prospectus, each Fund is subject to the following investment restrictions, which are considered nonfundamental and may be changed by the Acquiring Trust’s or Acquired Trust’s Board, as applicable, without shareholder approval. The Acquired Fund and the Acquiring Fund have some similar and some different nonfundamental investment restrictions.

1. Investment in other investment companies: Each Fund may buy shares of other investment companies only to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. Any Fund whose shares are acquired by another Fund in accordance with Section 12(d)(1)(G) of the 1940 Act shall not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on either Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

2. Investment in illiquid securities: Each Fund may not purchase a security if, as a result, more than 15% of its net assets would consist of illiquid investments.
3. Investment in debt securities: The Acquiring Fund may not invest more than 20% of its total assets in non-investment grade debt securities.
4. Investment in foreign securities: The Acquiring Fund may not invest more than 30% of its total assets in foreign securities.

5. Investment in Financial Instruments: Each Fund may invest in Financial Instruments if it is permitted to invest in the type of asset by which the return on, or value of, the Financial Instrument primarily is measured.
6. Restrictions on selling short: Each Fund may engage in short sales to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

7. Diversification: Each Fund, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, may not, with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the US government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

8. Other Current Restrictions: Each Fund may not invest more than 20% of its total assets in cash or cash equivalents. However, for temporary or defensive purposes, each Fund may invest in cash or cash equivalents without limitation.

For each Fund, an investment policy or restriction that states a maximum percentage of the Fund's assets that may be so invested or prescribes quality standards typically is applied immediately after, and based on, the Fund's acquisition of an asset. Accordingly, a subsequent change in the asset's value, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment policies and restrictions.

What is the historical portfolio turnover of each of the Funds?

The following tables show each Fund’s portfolio turnover rates for the past two fiscal years:

Funds	Portfolio Turnover Rate
Macquarie Multi-Asset Income Fund (Acquired Fund)
Fiscal year ended 9/30/24	53%
Fiscal year ended 9/30/23	51%
Macquarie Balanced Fund (Acquiring Fund)
Fiscal year ended 3/31/24	73%
Fiscal year ended 3/31/23	82%

Portfolio turnover may generate realized capital gains. It is anticipated that the repositioning of Acquired Fund assets prior to the Reorganization and associated portfolio turnover and portfolio transaction costs will be material. Accordingly, Management believes the risk of generating realized capital gains due to portfolio turnover in connection with the Reorganization to be high. However, Management anticipates that any such realized capital gains may be wholly offset by available capital loss carryforwards of the Acquiring Fund.

As noted above, the Reorganization will result in the sale of some of the portfolio securities of the Acquired Fund prior to the Reorganization. It is currently estimated that approximately 52.77% of the Acquired Portfolio will be sold prior to the Reorganization. The sale of such securities is likely to result in the realization of capital gains by the Acquired Fund, estimated to be approximately $4,053,521 ($0.55 per share or 5.78% of the net asset value of the Acquired Fund), which, to the extent not offset by capital loss carryforwards of the Acquiring Fund, would be distributed to shareholders. Transaction costs also may be incurred in connection with the sale of these securities and are estimated to be approximately $93,070.88.

INFORMATION ABOUT THE FUNDS
What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?
After factoring in applicable expense waivers, it is anticipated that each Acquired Fund shareholder will pay the same or lower annual fund expenses as Acquiring Fund shareholders after the Reorganization. Gross expenses are expected to increase for the Acquiring Fund following the Reorganization; although, after giving effect to expense limitation agreements, net total expenses for the Acquiring Fund are expected to decrease following the Reorganization. However, if the expense limitation arrangements disclosed below are terminated or amended to increase the expense limits in the future, fees and expenses could be higher. For accounting and financial information purposes, the Acquiring Fund will be the accounting survivor of the Reorganization.

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Funds, depending on the share class you hold.  The pro forma expense ratios show projected estimated expenses anticipated to be charged by the Acquiring Fund shares, assuming the Reorganization is completed, but actual expenses may be greater or less than those shown. The table below also shows the pro forma expense ratios anticipated to be charged by the Acquiring Fund shares, assuming the Reorganization and the reorganization of the Macquarie Global Allocation Fund into the Macquarie Balanced Fund are completed (the “Global Allocation Reorganization”). The Reorganization is not contingent on the consummation of the Global Allocation Reorganization. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.  The operating expenses shown for the Funds are based on expenses incurred as of the dates listed below:

Shareholder Fees (fees paid directly from your investment)			Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements

Macquarie Multi-Asset Income Fund as of 9/30/24
Class A into Acquiring Fund Class A	5.75%	None[1]	0.70%	0.25%	0.58%	0.01%[2]	1.54%[3]	(0.53)%[4]	1.01%
Class C into Acquiring Fund Class C	None	1.00%[1]	0.70%	1.00%	0.58%	0.01%[2]	2.29[3]	(0.53)%[4]	1.76%
Institutional Class into Acquiring Fund Institutional Class	None	None	0.70%	-	0.58%	0.01%[2]	1.29%[3]	(0.53)%[4]	0.76%
Class R6 into Acquiring Fund Class R6	None	None	0.70%	-	0.50%[5]	0.01%[2]	1.21%[3]	(0.56)%[4]	0.65%
Class Y into Acquiring Fund Class Y	None	None	0.70%	0.25%	0.58%	0.01%[2]	1.54%[3]	(0.53)%[4]	1.01%
Macquarie Balanced Fund as of 9/30/24
Class A	5.75%	None[1]	0.68%	0.25%	0.16%	0.01%[6]	1.10%[3]	(0.04)%[7]	1.06%
Class C	None	1.00%[1]	0.68%	1.00%	0.16%	0.01%[6]	1.85%[3]	(0.04)%[7]	1.81%
Institutional Class	None	None	0.68%	-	0.16%	0.01%[6]	0.85%[3]	(0.04)%[7]	0.81%
Class R6	None	None	0.68%	-	0.07%[5]	0.01%[6]	0.76%[3]	(0.04)%[7]	0.72%
Class Y	None	None	0.68%	0.25%	0.16%	0.01%[6]	1.10%[3]	(0.04)%[7]	1.06%
Pro Forma Macquarie Balanced Fund as of 6/06/25 (Macquarie Multi-Asset Income Fund into Acquiring Fund)
Class A	5.75%	None[1]	0.68%	0.25%	0.17%	0.01%	1.11%	(0.14)%[8]	0.97%
Class C	None	1.00%[1]	0.68%	1.00%	0.17%	0.01%	1.86%	(0.14)%[8]	1.72%
Institutional Class	None	None	0.68%	-	0.17%	0.01%	0.86%	(0.14)%[8]	0.72%
Class R6	None	None	0.68%	-	0.09%	0.01%	0.78%	(0.14)%[8]	0.64%
Class Y	None	None	0.68%	0.25%	0.17%	0.01%	1.11%	(0.14)%[8]	0.97%

Pro Forma Macquarie Balanced Fund as of 6/06/25 (Macquarie Multi-Asset Income Fund and Macquarie Global Allocation Fund into Acquiring Fund)
Class A	5.75%	None[1]	0.67%	0.25%	0.17%	0.15%	1.24%	(0.27)%[8]	0.97%
Class C	None	1.00%[1]	0.67%	1.00%	0.17%	0.15%	1.99%	(0.27)%[8]	1.72%
Institutional Class	None	None	0.67%	-	0.17%	0.15%	0.99%	(0.27)%[8]	0.72%
Class R6	None	None	0.67%	-	0.09%	0.15%	0.91%	(0.27)%[8]	0.64%
Class Y	None	None	0.67%	0.25%	0.17%	0.15%	1.24%	(0.27)%[8]	0.97%
1 For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
2 Acquired fund fees and expenses sets forth Macquarie Multi-Asset Income Fund’s pro rata portion of the cumulative expenses charged by the registered investment companies in which the Fund invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Fund’s assets. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund's NAV.
3 The total annual fund operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
4 Macquarie Multi-Asset Income Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.75% of Macquarie Multi-Asset Income Fund’s average daily net assets for all classes other than Class R6, and 0.64% of Macquarie Multi-Asset Income Fund’s Class R6 shares’ average daily net assets, from January 29, 2025 through January 28, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and Macquarie Multi-Asset Income Fund.
5 “Other expenses” account for Class R6 shares not being subject to certain expenses described in the section of the prospectus entitled “Choosing a share class.”
6 Acquired fund fees and expenses sets forth Macquarie Balanced Fund’s pro rata portion of the cumulative expenses charged by the registered investment companies (RICs) in which the Fund invested during the last fiscal year. The Acquired fund fees and expenses shown are based on the total expense ratio of the RICs for the RICs' most recent fiscal period. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund's NAV.
7 Macquarie Balanced Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.80% of Macquarie Balanced Fund's average daily net assets for all classes other than R6, and 0.71% of Macquarie Balanced Fund’s Class R6 shares’ average daily net assets, from July 31, 2024 through July 30, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and Macquarie Balanced Fund.
8 Effective upon the closing of the Reorganization, Macquarie Balanced Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.72% of Macquarie Balanced Fund’s average daily net assets for all share classes other than R6 and 0.64% of Macquarie Balanced Fund’s Class R6 shares’ average daily net assets for one year from the close of the Reorganization. These waivers and reimbursements may only be terminated by agreement of the Manager and Macquarie Balanced Fund.

How can I compare the costs of investing in Acquired Fund shares with the cost of investing in Acquiring Fund shares of the comparable class?
The examples below are intended to help you compare the costs of investing in Acquired Fund shares with the cost of investing in Acquiring Fund shares of the comparable class, both before and after the Reorganization.  In addition, the examples show expenses for Class C shares, assuming those shares were not redeemed at the end of those periods, and separately, assuming those shares were redeemed at the end of those periods. The examples also assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  In addition, the examples assume that your investment has a 5% return each year and reflect the Manager’s applicable expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Any investment advisory fee waiver for the Acquiring Fund after the Reorganization is only reflected in the examples through the waiver period.  Although your actual costs may be higher or lower, based on these assumptions, the costs would be:

Class A	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$672	$984	$1,319	$2,262
Acquiring Fund	$677	$901	$1,143	$1,835
Pro forma Acquiring Fund (after the Reorganization) (Macquarie Multi-Asset Income Fund into Acquiring Fund)	$668	$894	$1,139	$1,837
Pro forma Acquiring Fund (after the Reorganization) (Macquarie Multi-Asset Income Fund and Macquarie Global Allocation Fund into Acquiring Fund)	$668	$921	$1,192	$1,966
Class C (if not redeemed)	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$179	$665	$1,177	$2,585
Acquiring Fund	$184	$578	$997	$2,166
Pro forma Acquiring Fund (after the Reorganization) (Macquarie Multi-Asset Income Fund into Acquiring Fund)	$175	$571	$993	$2,168
Pro forma Acquiring Fund (after the Reorganization) (Macquarie Multi-Asset Income Fund and Macquarie Global Allocation Fund into Acquiring Fund)	$175	$598	$1,048	$2,295
Class C	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$279	$665	$1,177	$2,585
Acquiring Fund	$284	$578	$997	$2,166
Pro forma Acquiring Fund (after the Reorganization) (Macquarie Multi-Asset Income Fund into Acquiring Fund)	$275	$571	$993	$2,168
Pro forma Acquiring Fund (after the Reorganization) (Macquarie Multi-Asset Income Fund and Macquarie Global Allocation Fund into Acquiring Fund)	$275	$598	$1,048	$2,295
Institutional Class	1 Year	3 Years	5 Years	10 Years
Acquired Fund (Institutional Class)	$78	$357	$657	$1,510
Acquiring Fund	$83	$267	$467	$1,045

Pro forma Acquiring Fund (after the Reorganization) (Macquarie Multi-Asset Income Fund into Acquiring Fund)	$74	$260	$463	$1,048
Pro forma Acquiring Fund (after the Reorganization) (Macquarie Multi-Asset Income Fund and Macquarie Global Allocation Fund into Acquiring Fund)	$74	$288	$521	$1,188
Class R6	1 Year	3 Years	5 Years	10 Years
Acquired Fund (Institutional Class)	$66	$329	$611	$1,416
Acquiring Fund	$74	$239	$418	$939
Pro forma Acquiring Fund (after the Reorganization) (Macquarie Multi-Asset Income Fund into Acquiring Fund)	$65	$235	$420	$953
Pro forma Acquiring Fund (after the Reorganization) (Macquarie Multi-Asset Income Fund and Macquarie Global Allocation Fund into Acquiring Fund)	$65	$263	$477	$1,095
Class Y	1 Year	3 Years	5 Years	10 Years
Acquired Fund (Institutional Class)	$103	$434	$789	$1,789
Acquiring Fund	$108	$346	$602	$1,337
Pro forma Acquiring Fund (after the Reorganization) (Macquarie Multi-Asset Income Fund into Acquiring Fund)	$99	$339	$598	$1,339
Pro forma Acquiring Fund (after the Reorganization) (Macquarie Multi-Asset Income Fund and Macquarie Global Allocation Fund into Acquiring Fund)	$99	$367	$655	$1,476

What are the general tax consequences of the Reorganization?
The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes and the delivery of a legal opinion to that effect is a condition of closing of the Reorganization (although there can be no assurance that the Internal Revenue Service (the “IRS”) will adopt a similar position). This means that, subject to the limited exceptions described below under the heading “What are the tax consequences of the Reorganization?,” Acquired Fund shareholders will not recognize any gain or loss for federal income tax purposes as a result of the exchange of all of their Acquired Fund shares for Acquiring Fund shares pursuant to the Reorganization.  Prior to the closing of the Reorganization, the Acquired Fund will seek to distribute to its shareholders, in one or more distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the Reorganization.  Shareholders may have a tax liability as a result of such distribution(s). You should consult your tax advisor regarding the effect, if any, of the distribution(s) and Reorganization in light of your individual circumstances.  You should also consult your tax advisor about the state and local tax consequences of the Reorganization, or any federal taxes other than income taxes, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Reorganization only. For more information, please see the section “What are the tax consequences of the Reorganization?” below.

Who manages the Funds?
The Funds’ investment manager is DMC, located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354. The Manager and its predecessors have been managing Macquarie Funds (formerly, Delaware Funds by Macquarie®) since 1938. The Manager is a series of Macquarie Investment Management Business Trust (MIMBT), which is a Delaware statutory trust. MIMBT is a wholly owned subsidiary of Macquarie Group Limited and a part of Macquarie Asset Management (MAM). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions. As of September 30, 2024, MAM managed approximately $627.9 billion in assets for institutional and individual clients. The Manager makes investment decisions for the Funds, manages the Funds’ business affairs, and provides daily administrative services.
For each Fund, the Manager’s fee is based on a percentage of average net assets as described further in the Fund’s SAI.  For its services to the Acquiring Fund and Acquired Fund, the Manager was paid an aggregate fee, net of fee waivers (if applicable), of average daily net assets during such Fund’s last fiscal year, as follows:

Fund	Aggregate Fee
Macquarie Multi-Asset Income Fund (Acquired Fund)	0.17%
Macquarie Balanced Fund (Acquiring Fund)	0.67%

A discussion of the basis for the Board’s approval of each Fund’s investment advisory contract is available each Fund’s annual report to shareholders for the fiscal year or period, as applicable, ended September 30, 2024, which is filed with the SEC on Form N-CSR (Acquired Fund and Acquiring Fund) and is available on the Funds’ website.

For each of the Funds, the Manager may seek investment advice and recommendations from its Affiliated Sub-Advisors (as defined below). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge.

On September 19, 2024, the SEC announced that MIMBT had entered into a settlement agreement with the SEC consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings.

Under the Settlement Order, the SEC found that, between January 2017 and April 2021 (Period): (i) MIMBT valued certain collateralized mortgage-backed obligations (CMOs) at inflated prices; (ii) MIMBT executed dealer-interposed and internal cross trades of those CMOs between registered investment company clients and other clients at prices that deviated from market prices; (iii) certain disclosures of MIMBT relating to performance, valuation, liquidity and cross trading contained false and misleading statements and omissions; and (iv) MIMBT failed to implement policies and procedures relating to valuation, conflicts of interest and cross trades.

As part of the settlement, MIMBT was ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. A copy of the Settlement Order is available on the SEC’s website at https://www.sec.gov/files/litigation/admin/2024/ia-6709.pdf.

MIMBT made payments to the following Funds in connection with cross trades and valuation of CMOs during the Period (collectively, CMO Funds):

• Macquarie Limited-Term Diversified Income Fund
• Macquarie Diversified Income Fund*
• Macquarie Strategic Income Fund*
• Macquarie Wealth Builder Fund*

*MIMBT made payments to the Fund in connection with cross trades and valuation of CMOs involving other funds that have since been reorganized into the Fund.

MIMBT has been ordered to pay a civil penalty to the SEC, as well as disgorgement of management fees in respect of the CMO Funds relating to the Period and interest. The SEC may in its discretion make payments to shareholders of the CMO Funds and shareholders of certain predecessor funds pursuant to a Fair Fund. If the SEC creates a Fair Fund, information regarding the operation of the Fair Fund will be made available to eligible shareholders.

Portfolio Managers of the Funds
The Acquired Fund and Acquiring Fund share the same portfolio managers, Stefan Löwenthal, Jürgen Wurzer and Aaron D. Young. Messrs. Löwenthal, Wurzer and Young are primarily responsible for the day-to-day management of both Funds and determining their asset allocations.

Stefan Löwenthal, CFA, Managing Director, Head of Global Multi-Asset. Mr. Löwenthal has managed the Funds since November 2021.

Jürgen Wurzer, CFA, Managing Director, Deputy Head of Global Multi-Asset. Mr. Wurzer has managed the Funds since November 2021.

Aaron Young, Managing Director, Senior Portfolio Manager - Global Multi-Asset. Mr. Young has managed the Funds since November 2021.

The Acquiring Fund’s portfolio managers will continue to manage the surviving Fund after the Reorganization.

The SAIs for the Funds provide additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares.  For information on how to obtain a copy of the SAIs for the Funds, please see the section entitled, “More Information about the Funds.”

Manager of Managers Structure

The Funds and the Manager have received an exemptive order from the SEC to operate under a manager of managers structure that permits the Manager, with the approval of the Funds’ Board, to appoint and replace both affiliated and unaffiliated sub-advisors, and to enter into and make material amendments to the related sub-advisory contracts on behalf of the Funds without shareholder approval (Manager of Managers Structure).  Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Board, for overseeing the Funds’ sub-advisors and recommending to the Board their hiring, termination, or replacement.

The Manager of Managers Structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements.  The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Funds without shareholder approval.  Shareholders will be notified of the hiring of any new sub-advisor within 90 days of the hiring.

The Funds and the Manager also have an exemptive order from the SEC that allows the approval of a new sub-advisor to be taken at a Board of Trustees meeting held via any means of communication that allows the Trustees to hear each other simultaneously during the meeting.

How do the performance records of the Funds compare?
The bar charts and tables below provide some indication of the risks of investing in the Funds by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance and additional indices with characteristics relevant to the Funds.  Each Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Funds’ most recently available month-end performance by calling 800-523‑1918 or by visiting our website at macquarie.com/mam/performance.

Macquarie Multi-Asset Income Fund (Acquired Fund)

Acquired Fund
Calendar year-by-year total return (Class A)

25%
20%
15%
10%
5%
0%
-5%
-10%
-15%
-20%
7.09%
10.49%
-4.71%
15.53%
3.87%
11.70%
-12.11%
9.27%
1.44%
2016
2017
2018
2019
2020
2021
2022
2023
2024

During the periods illustrated in this bar chart, the Acquired Fund’s Class A’s highest quarterly return was 12.24%for the quarter ended June 30, 2020, and its lowest quarterly return was -19.88% for the quarter ended March 31, 2020. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2024
	1 year	5 years	Lifetime
Class A return before taxes (lifetime: 10/1/15-12/31/24)	-4.35%	1.28%	3.64%
Class A return after taxes on distributions (lifetime: 10/1/15-12/31/24)	-5.80%	-0.48%	1.91%
Class A return after taxes on distributions and sale of Fund shares (lifetime: 10/1/15-12/31/24)	-2.37%	0.40%	2.23%
Class C return before taxes (lifetime: 10/1/15-12/31/24)	-0.35%	1.68%	3.63%
Institutional Class return before taxes (lifetime: 10/1/15-12/31/24)	1.68%	2.86%	4.67%
Class R6 return before taxes (lifetime: 10/1/15-12/31/24)	1.79%	2.88%	4.73%
Class Y return before taxes (lifetime: 10/1/15-12/31/24)	1.46%	2.52%	4.34%
MSCI ACWI (All Country World Index) (gross) (reflects no deduction for fees, expenses, or taxes) (lifetime: 10/1/15–12/31/24) *	18.02%	10.58%	11.39%
MSCI ACWI (All Country World Index) (net) (reflects no deduction for fees or expenses) (lifetime: 10/1/15-12/31/24)*	17.49%	10.06%	10.83%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes) (lifetime: 10/1/15-12/31/24)*	1.25%	-0.33%	1.33%
50% MSCI ACWI (All Country World Index) (net) (reflects no deduction for fees or expenses) + 50% ICE BofA US High Yield Index (reflects no deduction for fees, expenses, or taxes) (lifetime:10/1/15–12/31/24)	12.82%	7.16%	8.41%

ICE BofA US High Yield Index (reflects no deduction for fees, expenses, or taxes) (lifetime: 10/1/15-12/31/24)	8.20%	4.04%	5.82%

* In connection with new regulatory requirements, effective September 30, 2024, the Acquired Fund changed its broad-based securities market benchmark index to the MSCI ACWI Index and the Bloomberg US Aggregate Index. Although the MSCI ACWI Index and the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Acquired Fund, the Acquired Fund will continue to show the performance of the blended benchmark for comparative purposes because the Manager believes it is more representative of the Fund's investment universe.

After-tax performance is presented only for Class A shares of the Acquiring Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Macquarie Balanced Fund (Acquiring Fund)

Acquiring Fund
Calendar year-by-year total return (Class A)

40%
30%
20%
10%
0%
-10%
-20%
-30%
-0.41%
1.95%
11.38%
-3.31%
22.08%
14.35%
16.28%
-16.11%
16.19%
15.68%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 15.62% for the quarter ended June 30, 2020, and its lowest quarterly return was -16.28% for the quarter ended March 31, 2020. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2024
	1 year	5 years	10 years
Class A return before taxes	9.01%	7.16%	6.55%
Class A return after taxes on distributions	8.27%	4.96%	4.64%
Class A return after taxes on distributions and sale of Fund shares	5.43%	5.19%	4.76%
Class C return before taxes	13.81%	7.59%	6.55%
Institutional Class return before taxes	15.97%	8.68%	7.44%
Class R6 return before taxes	16.12%	8.81%	7.59%
Class Y return before taxes	15.72%	8.44%	7.19%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%

After-tax performance is presented only for Class A shares of the Acquiring Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Where can I find more financial information about the Funds?
Each Fund’s Annual Report contains a discussion of their performance during their most recent fiscal year and each Fund’s Form N-CSR filing shows per share information for each of the previous five fiscal years. These documents, and the Funds’ most recent Semiannual Reports are available upon request.  (See “More Information about the Funds”).

WHAT ARE OTHER KEY FEATURES OF THE FUNDS?
Investment Advisory Fees.  DMC is the investment advisor of each Fund.  DMC has entered into identical investment advisory agreements relating to each Fund, except that the investment advisory fees differ.  The investment advisory fees as a percentage of each Fund’s average daily net assets are set forth below:

Acquired Fund Investment Advisory Fee	Acquiring Fund Investment Advisory Fee
0.70% of net assets up to $1 billion 0.65% of net assets over $1 billion and up to $2 billion 0.61% of net assets over $2 billion and up to $3 billion 0.58% of net assets over $3 billion
0.70% of net assets up to $1 billion
0.65% of net assets over $1 billion and up to $2 billion
0.60% of net assets over $2 billion and up to $3 billion
0.55% of net assets over $3 billion and up to $5 billion
0.54% of net assets over $5 billion and up to $10 billion
0.53% of net assets over $10 billion

It is anticipated that, with waivers, the Acquiring Fund’s total annual fund operating expenses will decrease and Acquired Fund shareholders annual fund operating expenses will be at least equal to the current Acquired Fund expenses for at least one year after the Reorganization. These waivers will be in place for the contractual period described above in “Information About the Funds — What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?”, and decreased or unchanged expenses, as applicable, may not continue beyond this contractual period. As of January 31, 2025, the Acquired Fund had approximately $70.5 in assets and the Acquiring Fund had approximately $1,562.6 in assets.

Affiliated Sub-Advisors. The Manager has also entered into Sub-Advisory Agreements on behalf of the Funds with Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL) and Macquarie Investment Management Global Limited (MIMGL), each of which is an affiliate of the Manager (the “Affiliated Sub-Advisors”).

Pursuant to the terms of the relevant Sub-Advisory Agreement, the investment sub-advisory fee is paid by the Manager to each Affiliated Sub-Advisor based on the extent to which an Affiliated Sub-Advisor provides services to a Fund. During each Fund’s last fiscal year, the Manager paid compensation to the Affiliated Sub-Advisors for services rendered under the Sub-Advisory Agreements as set forth in the table below (shown on an aggregated basis).

Fund	MIMAK	MIMEL	MIMGL
Macquarie Multi-Asset Income Fund (Acquired Fund)	$119,883 (0.09% of average daily net assets)	$0	$0
Macquarie Balanced Fund (Acquiring Fund)	$1,856,042 (0.12% of average daily net assets)	$0	$0

The annualized investment sub-advisory fee for each Fund is calculated as a percentage of the average daily net assets of the Fund managed by the sub-advisor.

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), located at Kaerntner Strasse 28, 1010 Vienna, Austria, is an affiliate of the Manager and a part of MAM. The Manager has entered into a separate sub-advisory agreement with MIMAK to serve as principal sub-advisor for each Fund with primary responsibility for the day-to-day management of each Fund's portfolio and compensates MIMAK out of the investment advisory fees it receives from each Fund. Although MIMAK serves as sub-advisor, the Manager has ultimate responsibility for all investment advisory services.

Macquarie Investment Management Global Limited (MIMGL), located at 1 Elizabeth Street, Sydney NSW 2000, Australia, is an affiliate of the Manager and a part of MAM. MIMGL is responsible for managing the real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time. For the Acquired Fund, the Manager may also seek investment advice and recommendations relating to fixed income securities from MIMGL, permit MIMGL to execute Acquired Fund equity security trades on behalf of the Manager, permit MIMGL to exercise investment discretion and perform trading for fixed income securities in certain markets where the Manager believes it would be beneficial to utilize MIMGL's specialized market knowledge, and seek quantitative support from MIMGL.

Macquarie Investment Management Europe Limited (MIMEL), located at 28 Ropemaker Street, London, England, is an affiliate of the Manager and a part of MAM. Although MIMEL serves as sub-advisor each Fund and the Manager has principal responsibility for the Manager's portion of each Fund, the Manager may seek investment advice and recommendations relating to fixed income securities from MIMEL and permit MIMEL to exercise investment discretion and perform trading for fixed income securities in certain markets where the Manager believes it will be beneficial to utilize MIMEL's specialized market knowledge.

REASONS FOR THE REORGANIZATION
The Acquired Fund and Acquiring Fund share the same Board of Trustees. At a meeting of the Board of Trustees of the Trust held on February 11-13, 2025 (the Board Meeting), DMC recommended to the Board of the Trust, on behalf of the Acquired Fund and the Acquiring Fund, that they approve the Reorganization.

In advance of the Board Meeting and at the Board’s November 2024 meeting, DMC provided detailed information to the Board about the Reorganization including about: (1) the investment objectives and principal investment strategies and risks of the Funds; (2) current and future estimated fees and expenses of the Funds; (3) comparative short and long-term investment performance of the Funds; (4) portfolio characteristics, including holdings overlap and management team overlap; (5) the rationale for the Reorganization, including contemplated benefits and costs; (6) allocation of Reorganization expenses; and (7) federal income tax consequences of the Reorganization (e.g., capital loss carryforwards) for the Funds’ shareholders.  DMC represented to the Board that it believes the Reorganization is in the best interest of the Funds and the Reorganization will not result in the dilution of the interests of the shareholders of the Funds.  The Independent Trustees also met separately with their legal counsel.
Based upon their evaluation of the relevant information presented to them, the Board of the Trust, on behalf of each Fund, including a majority of the Independent Trustees of each, determined that the Reorganization would be in the best interests of each Fund and that the interests of existing shareholders of each Fund would not be diluted as a result of effecting the Reorganization.  The determination to approve the Reorganization was made separately and on the basis of each Trustee’s business judgment after consideration of all of the factors deemed relevant to the Trustee taken as a whole, though individual Trustees may have placed different weights on various factors and assigned different degrees of materiality to various conclusions.

In approving the Plan and the Reorganization separately, the key factors (whether positive or negative) that the Board considered based upon the information described above are outlined below:

•	The Acquiring Fund and the Acquired Fund share similar investment objectives, similar principal investment strategies and principal risks, and identical fundamental investment restrictions.

•
The Acquiring Fund and the Acquired Fund have some portfolio holding overlap and the same portfolio management teams, which is anticipated to minimize transaction costs in connection with the Reorganization.

•
The Acquiring Fund’s overall net expense ratios are expected to be equal to or lower than the Acquired Fund’s total expense ratio following the Reorganization after taking into account applicable expense limitation arrangements. The overall gross expense ratios are expected to increase for the Acquiring Fund following the Reorganization.

•	The Acquiring Fund’s expense limitation agreements will remain in place for a minimum of twelve months following the Reorganization.
•	The assets under management of each Fund (e.g., smaller funds going into larger funds) and DMC’s view on ability to garner additional assets of each Fund outside of the Reorganization.
•	The Acquiring Fund’s assets will increase as a result of the Reorganization which may result in increased economies of scale and reach and/or get closer to breakpoints in the management fee schedules.
•	Potential increased distribution opportunities due to the increased sizes of the combined Funds.
•	Potential increased distribution attention due to the reduced number of similar Macquarie Funds.
•
Potential other benefits described by DMC to the Board (including, but not limited to, executing on management’s business strategy for the fund complex, reducing competition between duplicative fund offerings, optimizing the fund complex’s product suite and focusing distribution efforts).

•	The performance of the Acquiring Fund across various periods based on information provided at the Board Meeting is favorable as compared to the Acquired Fund.
•	The Reorganization will be effected on the basis of each Fund’s net asset value per share and will not result in the dilution of the interests of shareholders of any Fund.
•
The total costs of the Reorganization will be split as follows: combined with the total costs of reorganization proposals proposed to occur around the same time as the Reorganization for other Macquarie Funds that are not referenced in this Information Statement/Prospectus, two thirds paid by each related acquiring funds and acquired funds together, with individual Fund contributions to be assessed based on proportional assets, to ensure that smaller funds are not disadvantaged, and one third by DMC.

•	The Reorganization will be effected on a tax-free basis.
•	That Acquired Fund shareholders who do not wish to become shareholders of the Acquiring Fund will have an opportunity to sell their Acquired Fund shares before the Reorganization.
The Board also considered alternatives to the Reorganization, such as the liquidation of the Acquired Fund, and the related potential costs and benefits (including, for example, whether the Fund would pay for the cost of liquidation and shareholders would potentially be subject to increased tax liability).  The Board also considered that a merger with the Acquiring Fund would benefit Acquired Fund shareholders because, among other things, they will be invested in a larger fund managed by the same investment team with greater potential to grow its assets.
The Board also considered that it is a condition to the closing of the Reorganization that the Funds receive an opinion of counsel substantially to the effect that the exchange of shares pursuant to the Plan would not result in a taxable gain or loss for US federal income tax purposes for shareholders of the Funds.

INFORMATION ABOUT THE REORGANIZATION AND THE PLAN
This is only a summary of the Plan.  For more information on the Plan, you should read the Form of Agreement and Plan of Reorganization, which is attached as Exhibit A to this Information Statement/Prospectus and is incorporated herein by reference.

How will the Reorganization be carried out?
The Reorganization will take place after the parties to the Plan satisfy various conditions.  On the Closing Date (as defined in the Plan), the Acquired Fund will deliver to the Acquiring Fund all of its Assets, and the Acquiring Fund will assume all obligations and liabilities not discharged by the Acquired Fund, including all liabilities relating to operations prior to the closing of the Reorganization.  In exchange, the Trust, on behalf of the Acquired Fund, will receive Acquiring Fund shares to be distributed pro rata to the Acquired Fund’s shareholders.  The value of the Assets to be delivered to the Acquiring Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange, Inc. (NYSE) (normally 4:00pm, ET) on the Closing Date (the “Valuation Date”).  The value of the Acquired Fund’s net Assets to be acquired by the Acquiring Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the Acquired Fund’s currently effective Prospectus and SAI.

The stock transfer books of the Acquired Fund will be permanently closed immediately after the finalization of the Fund’s net asset value on the respective Closing Date.  The Acquired Fund will accept requests for redemption only if received in proper form before that time.  Requests received after that time will be considered requests to redeem shares of the Acquiring Fund.

To the extent permitted by law, the Plan may be amended at the direction of the Board.  The Plan may be terminated and the Reorganization abandoned at any time prior to the Closing Date as follows: (1) by mutual consent of the Trust, on behalf of each Fund; (2) by the Trust, on behalf of the Acquiring Fund, if any condition precedent to its obligations set forth in the Plan has not been fulfilled by the Trust, on behalf of the Acquired Fund, or waived by the Trust, on behalf of the Acquiring Fund; or (3) by the Trust, on behalf of the Acquired Fund, if any condition precedent to its obligations set forth in the Plan has not been fulfilled by the Trust, on behalf of the Acquiring Fund, or waived by the Trust, on behalf of the Acquired Fund.

Who will pay the expenses of the Reorganization?
The expenses related to the Reorganization (excluding brokerage costs, if any), including the costs associated with the delivery of this Information Statement/Prospectus, are anticipated to be approximately $89,471. The total costs of the Reorganization will be combined with the total costs of reorganizations proposed to occur around the same time as the Reorganization for other Macquarie Funds that are not referenced in this Information Statement/Prospectus (together, the “Total Reorganization Costs”). The Total Reorganizations Costs will be split as follows: two thirds to be paid by the acquiring funds and acquired funds together, with individual fund contributions to be assessed based on proportional assets, and one third to be paid by DMC. Costs anticipated to be incurred (a) by the Acquired Fund are $2,730 (or 0.004%) (b) by the Acquiring Fund are $56,917 (or 0.004%) and (c) DMC are $29,824. Total Reorganizations Costs will not include solicitation costs associated with other reorganizations proposed to occur around the same time as the Reorganization.

What are the tax consequences of the Reorganization?
The following is a general summary of the material federal income tax consequences of the Reorganization and is based upon the current provisions of the Code, the existing US Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect.  These considerations are general in nature and each shareholder should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account.

Each Fund has elected and qualified since its inception for treatment as a “regulated investment company” under Subchapter M of Chapter 1 of the Code and the Acquiring Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Code for its taxable year that includes the Closing Date. Each Fund shall make all dividend declarations and distributions necessary to allow the Fund to maintain the special tax treatment afforded regulated investment companies under Subchapter M of the Code.

The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code.  None of the Acquired Fund nor the Acquiring Fund has requested or will request an advance ruling from the IRS as to the federal tax consequences of a Reorganization.  Based on certain assumptions and customary representations to be made on behalf of the Acquired Fund and Acquiring Fund, Stradley Ronon Stevens & Young, LLP (the Trust’s legal counsel) will, as a condition to the closing of the Reorganization, provide a legal opinion to the effect that, for federal income tax purposes, (i) Acquired Fund shareholders will not recognize any gain or loss as a result of the exchange of their shares of the Acquired Fund for shares of the Acquiring Fund, (ii) the Acquiring Fund will not recognize any gain or loss upon receipt by the Acquiring Fund of the Acquired Fund’s assets, (iii) the Acquired Fund will not recognize any gain or loss upon the transfer of its Assets to the Acquiring Fund in exchange for Acquiring Fund Shares or upon the distribution of those Acquiring Fund Shares to the shareholders of the Acquired Fund, (iv) the basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the Reorganization, and the Acquiring Fund’s holding period in such assets will include the period during which such assets were held by the Acquired Fund and (v) the holding period and aggregate tax basis of the Acquiring Fund Shares that are received by an Acquired Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Acquired Fund previously held by such shareholder. Such opinion of counsel may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes on the termination or transfer thereof under a mark-to-market system of accounting.

Opinions of counsel are not binding upon the IRS or the courts.  If the Reorganization is consummated but the IRS or the courts were to determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Acquired Fund would recognize gain or loss on the transfer of its Assets to the Acquiring Fund and each shareholder of the Acquired Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its the Acquired Fund Shares and the fair market value of the Acquiring Fund Shares it received.

Acquired Fund Dividend Distribution. Prior to the closing of the Reorganization, the Acquired Fund will seek to distribute to its shareholders, in one or more taxable distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the Reorganization. Each shareholder should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.

General Limitation on Capital Losses.  Assuming the Reorganization qualifies as a tax-free reorganization, as expected, the Acquiring Fund will succeed to the capital loss carryovers, if any, of its Acquired Fund upon the closing of the Reorganization for federal income tax purposes.  Capital losses of a Fund may be carried forward indefinitely to offset future capital gains. The capital loss carryovers of an Acquired Fund and its Acquiring Fund will be available to offset future gains recognized by the combined Acquiring Fund, subject to limitations under the Code.  Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to a combined Acquiring Fund and its shareholders post-closing.  First, a Fund’s capital loss carryovers are subject to an annual limitation if a Fund undergoes a more than 50% change in ownership. The actual annual limitation will equal the aggregate NAV of the smaller Fund in a Reorganization on the Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation will be increased by the amount of any built-in gain (i.e., unrealized appreciation in the value of investments of the smaller Fund on the Closing Date that is recognized in a taxable year). Second, if a Fund has net unrealized built-in gains at the time of a Reorganization that are realized by the combined Acquiring Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built-in losses”) of the other Fund. Third, the capital losses of an Acquired Fund that may be used by its Acquiring Fund (including to offset any “built-in gains” of the Acquired Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquired Fund for such taxable year (excluding capital loss carryovers) treated as realized post-closing based on the number of days remaining in such year. The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use of an Acquired Fund’s aggregate capital loss carryovers following the Reorganization are as follows:

	Macquarie Multi-Asset Income Fund as of 9/30/24	Macquarie Balanced Fund as of 3/31/2024
Aggregate Capital Loss Carryovers	$13,870,987	$116,198,248
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$4,509,110	$323,617,859
Net Assets	$82,514,992	$1,588,282,508

After the Reorganization, the Funds may be subject to capital loss carryforward limitations.

Appreciation in Value of Investments.  Shareholders of the Acquired Fund will receive a proportionate share of any taxable income and gains realized by the Acquiring Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the combined Fund.  As a result, shareholders of the Acquired Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred.  In addition, if the Acquiring Fund, following the Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than the Acquired Fund, shareholders of the Acquired Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred.  Please see the chart below for the unrealized appreciation or deprecation in value of investments as a percentage of NAV for the Reorganization.  Shareholders of an Acquired Fund may:
•
receive a greater amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined fund’s unrealized appreciation as a percentage of net asset value is greater than the Acquired Fund’s;

•
receive a lesser amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined fund’s unrealized appreciation as a percentage of net asset value is lesser than the Acquired Fund’s;

•
receive a greater amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined fund’s unrealized depreciation as a percentage of net asset value is lesser than the Acquired Fund’s; or

•
receive a lesser amount of taxable distributions than they would have had if a Reorganization had not occurred if the combined fund’s unrealized depreciation as a percentage of net asset value is greater than the Acquired Fund’s.

Acquired Fund Name	Unrealized Appreciation or (Depreciation) as a % of NAV	Acquiring Fund Name	Unrealized Appreciation or (Depreciation) as a % of NAV	Approximate Unrealized Appreciation or (Depreciation) as a % of NAV on a combined basis
Macquarie Multi-Asset Income Fund	5.14% as of 9/30/2024	Macquarie Balanced Fund	25.11% as of 9/30/2024	24.12%

General. You should consult your tax advisor regarding the effect to you, if any, of the Reorganization and any related activities described above in light of your particular circumstances, as well as the state and local tax consequences, or any federal taxes other than income taxes, if any, of the Reorganization and any related activities because this discussion is only a general summary of certain the federal income tax consequences.

What should I know about shares of the Acquired Fund and Acquiring Fund
Upon the Closing of the Reorganization, Acquired Fund shares will merge with and into Acquiring Fund shares as follows:

Acquired Fund/Classes*	Acquiring Fund/Classes*
Macquarie Multi-Asset Income Fund ($70.5), a series of Ivy Funds	Macquarie Balanced Fund ($1,562.6), a series of Ivy Funds[1]
Class A	Class A
Class C	Class C
Institutional Class	Institutional Class
Class R6	Class R6
Class Y	Class Y

* Assets under management  as of January 31, 2025 in $ millions.

1 The Fund also offers Class R shares, which are not involved in the Reorganization.

Acquired Fund shareholders will receive shares at net asset value of the Acquiring Fund. The different fees and expenses of each Class are provided above in the section “What are the fees and expenses of each Fund and what are the anticipated fees and expenses after the Reorganization?”

Full and fractional Acquiring Fund shares will be distributed to shareholders of the Acquired Fund in accordance with the procedures described above.  When issued, each share will be validly issued, fully paid, non-assessable and have full voting rights.  Acquiring Fund shares will be recorded electronically in each shareholder’s account.  The Acquiring Fund will then send a confirmation to each shareholder.  The Acquiring Fund shares to be issued in the course of the Reorganization have the same rights and privileges as your shares of the Acquired Fund.

Like the Acquired Fund, the Acquiring Fund does not routinely hold annual meetings of shareholders.  An Acquiring Fund may hold special meetings for matters requiring shareholder approval.  Special meetings of shareholders may be called by the secretary whenever ordered by the Chairman of the Board, the President or by a majority of the Board  Special meetings of the shareholders shall be called by the secretary upon the written request of the shareholders owning shares representing not less than 25% (or 10% to the extent required by Section 16(a) of the 1940 Act) of the total combined votes of all shares of the Trust issued and outstanding, provided that (a) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (b) the shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof, which the secretary shall determine and specify to such shareholders.

Capital Structure.  The Trust currently has authorized, and allocated to each Class of each Fund, an unlimited number of shares of beneficial interest with $0.001 par value per share. All shares are, when issued in accordance with the Trust’s registration statement (as amended from time to time), governing instruments and applicable law, fully paid, and nonassessable.  Shareholders do not have preemptive rights.  All shares of a Fund represent an undivided proportionate interest in the assets of the Fund.  Shareholders of each Fund’s Institutional Class or Class R6 shares, as applicable, may not vote on any matter that affects the Retail Classes’ distribution plans under Rule 12b-1.  Similarly, as a general matter, shareholders of the Retail Classes may vote only on matters affecting their respective Class, including the Retail Classes’ Rule 12b-1 Plans that relate to the Class of shares that they hold.  However, a Fund's Class C shares may vote on any proposal to increase materially the fees to be paid by the Fund under the Rule 12b-1 Plan relating to its Class A shares. Except for the foregoing, each share Class has the same voting and other rights and preferences as the other Classes of each Fund. General expenses of each Fund will be allocated on a pro rata basis to the classes according to asset size, except that expenses of the Retail Classes’ Rule 12b-1 Plans will be allocated solely to those Classes and Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or subtransfer agency fees paid to brokers, dealers, or other financial intermediaries.

What are the capitalizations of the Funds and what might the capitalization be after the Reorganization?
REORGANIZATION OF MACQUARIE MULTI-ASSET INCOME FUND INTO MACQUARIE BALANCED FUND

The following table sets forth, as of December 31, 2024, the separate capitalizations of Macquarie Multi-Asset Income Fund (Acquired Fund) and Macquarie Balanced Fund (Acquiring Fund), and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.

	Acquired Fund (unaudited)	Acquiring Fund (unaudited)	Pro Forma Adjustments to Capitalization[1,2] (unaudited)	Acquiring Fund after Reorganization[1] (estimated) (unaudited)
Net assets (all classes)	$71,968,927.25	$1,530,693,251.35	$(59,647.00)	$1,602,602,531.60
Total shares outstanding	7,724,892.762	64,989,223.409	(4,669,710.636)	68,044,405.535

Class A net assets	$36,475,585.22	$1,122,241,075.94	$(43,397.770)	$1,158,673,263.39
Class A shares outstanding	3,917,410.794	47,635,902.690	(2,369,211.082)	49,184,102.402
Class A net asset value per share	$9.31	$23.56		$23.56

Class C net assets	$2,578,786.38	$37,129,360.10	$(1,487.200)	$39,706,659.28
Class C shares outstanding	276,557.877	1,609,984.367	(164,728.459)	1,721,813.785
Class C net asset value per share	$9.32	$23.06		$23.06

Institutional Class net assets	$31,865,897.25	$340,806,680.66	$(13,957.820)	$372,658,620.09
Institutional Class shares outstanding	3,418,283.354	14,447,784.955	(2,067,461.088)	15,798,607.221
Institutional Class net asset value per share	$9.32	$23.59		$23.59

Class R6 net assets	$994,531.75	$9,907,318.70	$(408.310)	$10,901,442.14
Class R6 shares outstanding	106,837.243	418,823.556	(64,802.934)	460,857.865
Class R6 net asset value per share	$9.31	$23.66		$23.65

Class R net assets		$10,092,525.24		$10,092,525.24
Class R shares outstanding		430,463.293		430,463.293
Class R net asset value per share		$23.45		$23.45

Class Y net assets	$54,126.65	$10,516,290.71	$(395.900)	$10,570,021.46
Class Y shares outstanding	5,803.494	446,264.548	(3,507.073)	448,560.969

Class Y net asset value per share	$9.33	$23.57	$23.56

1 Reflects the conversion of Acquired Fund shares for Acquiring Fund shares as a result of the Reorganization.
2 Reflect adjustments for the costs of the Reorganization incurred by each Fund, which are anticipated to be approximately $2,730 for the Acquired Fund and $56,917 for the Acquiring Fund.

REORGANIZATION OF MACQUARIE GLOBAL ALLOCATION FUND AND MACQUARIE MULTI-ASSET INCOME FUND INTO MACQUARIE BALANCED FUND

The following table sets forth, as of December 31, 2024, the separate capitalizations of Macquarie Global Allocation Fund (Global Allocation Fund), Macquarie Multi-Asset Income Fund (Multi-Asset Fund) and Macquarie Balanced Fund (Acquiring Fund), and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Reorganization.  The capitalization of the Acquiring Fund is likely to be different if and when the Reorganization is actually consummated.

	Global Allocation Fund (unaudited)	Multi-Asset Fund (unaudited)	Acquiring Fund (unaudited)	Pro Forma Adjustments to Capitalization[1,2] (unaudited)	Acquiring Fund after Reorganization[1] (estimated) (unaudited)
Net assets (all classes)	$467,328,108.28	$71,968,927.25	$1,530,693,251.35	$(336,739.00)	$2,069,653,547.88
Total shares outstanding	57,027,177.872	7,724,892.762	64,989,223.409	(41,860,376.529)	87,880,917.514

Class A net assets	$377,435,353.44	$36,475,585.22	$1,122,241,075.94	$(254,033.00)	$1,535,897,981.60
Class A shares outstanding	46,191,458.001	3,917,410.794	47,635,902.690	(32,540,492.791)	65,204,278.694
Class A net asset value per share	$8.17	$9.31	$23.56		$23.56

Class C net assets	$2,263,527.62	$2,578,786.38	$37,129,360.10	$(6,673.00)	$41,965,001.10
Class C shares outstanding	299,407.073	276,557.877	1,609,984.367	(365,977.352)	1,819,971.965
Class C net asset value per share	$7.56	$9.32	$23.06		$23.06

Institutional Class net assets	$87,577,962.65	$31,865,897.25	$340,806,680.66	$(72,565.00)	$460,177,975.56
Institutional Class shares outstanding	10,530,045.527	3,418,283.354	14,447,784.955	(8,885,002.900)	19,511,110.936
Institutional Class net	$8.32	$9.32	$23.59		$23.59

asset value per share

Class R6 net assets	$51,264.57	$994,531.75	$9,907,318.70	$ (1,687.00)	$10,951,428.02
Class R6 shares outstanding	6,267.271	106,837.243	418,823.556	(68,903.486)	463,024.584
Class R6 net asset value per share	$8.18	$9.31	$23.66		$23.65

Class R net assets			$10,092,525.24		$10,092,525.24
Class R shares outstanding			430,463.293		430,463.293
Class R net asset value per share			$23.45		$23.45

Class Y net assets		$54,126.65	$10,516,290.71	$(1,781.00)	$10,568,636.36
Class Y shares outstanding		5,803.494	446,264.548	(3,507.073)	448,560.969
Class Y net asset value per share		$9.33	$23.57		$23.56

1 Reflects the conversion of Global Allocation Fund and Multi-Asset Fund shares for Acquiring Fund shares as a result of the Reorganization.
2 Reflect adjustments for the costs of the Reorganization incurred by each Fund, which are anticipated to be approximately $2,730 for the Multi-Asset Fund, $52,392- $65,143 for the Global Allocation Fund and $227,377 – $268,866 for the Acquiring Fund.

Do the Trustees and Officers own shares of the Funds?
As of February 28, 2025, the officers and Trustees of the Trust directly owned less than 1% of the outstanding shares of each Class of the Acquired Fund.

As of February 28, 2025, the officers and Trustees of the Trust directly owned less than 1% of the outstanding shares of each Class of the Acquiring Fund.

Who are the control persons and owners of record or beneficially 5% or more of any class of a Fund’s outstanding equity securities?
As of February 28, 2025, DMC believes the following shareholders held of record 5% or more of the outstanding shares of each class of each Fund. DMC does not have knowledge of beneficial owners.

Fund Name	Name and Address of Account	Percentage
MACQUARIE BALANCED FUND CLASS A	EDWARD D JONES AND CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD ST LOUIS MO 63131-3710	7.08%

MACQUARIE BALANCED FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	50.42%
MACQUARIE BALANCED FUND CLASS A	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	5.41%
MACQUARIE BALANCED FUND CLASS C	AMERICAN ENTERPRISE INV SVCS 901 SOUTH 3RD AVENUE MINNEAPOLIS MN 55402	10.20%
MACQUARIE BALANCED FUND CLASS C	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	5.12%
MACQUARIE BALANCED FUND CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	28.42%
MACQUARIE BALANCED FUND CLASS C	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	5.76%
MACQUARIE BALANCED FUND CLASS C	NATIONAL FINANCIAL SERVICES LLC (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310	6.29%
MACQUARIE BALANCED FUND CLASS C	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	7.28%
MACQUARIE BALANCED FUND CLASS C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33713	9.81%
MACQUARIE BALANCED FUND CLASS C	WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	8.64%
MACQUARIE BALANCED FUND INSTITUTIONAL CLASS	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	68.25%

MACQUARIE BALANCED FUND INSTITUTIONAL CLASS	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	5.78%
MACQUARIE BALANCED FUND CLASS R	AMERICAN UNITED LIFE INS CO GROUP RETIREMENT ACCOUNT 1 AMERICAN SQ INDIANAPOLIS IN 46282-0002	8.30%
MACQUARIE BALANCED FUND CLASS R	LINCOLN RETIREMENT SERVICES CO FBO ARMSTRONG AMBULANCE SVC 401K PO BOX 7876 FORT WAYNE IN 46801-7876	23.31%
MACQUARIE BALANCED FUND CLASS R	SAMMONS FINANCIAL NETWORK LLC 4546 CORPORATE DR STE 100 WDM IA 50266-5911	44.43%
MACQUARIE BALANCED FUND CLASS R	VOYA INSTITUTIONAL TRUST COMPANY ONE ORANGE WAY WINDSOR CT 06095-4773	11.12%
MACQUARIE BALANCED FUND CLASS R6	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	19.45%
MACQUARIE BALANCED FUND CLASS R6	EDWARD D JONES AND CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD ST LOUIS MO 63131-3710	33.35%
MACQUARIE BALANCED FUND CLASS R6	NATIONWIDE LIFE INSURANCE COMPANY C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	8.14%
MACQUARIE BALANCED FUND CLASS R6	OPPENHEIMER & CO INC. FBO DAVID L LAPAN TRUSTEE CARDIAC SERVICES INC PS PL PS PLAN DTD 11/30/90 PAS 6366 N SKYLINE RIDGE DRIVE TUCSON AZ 85718	6.21%
MACQUARIE BALANCED FUND CLASS R6	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	5.74%
MACQUARIE BALANCED FUND CLASS Y	CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	9.63%
MACQUARIE BALANCED FUND CLASS Y	MINNESOTA LIFE INSURANCE COMPANY 400 ROBERT ST N STE A SAINT PAUL MN 55101-2099	13.61%
MACQUARIE BALANCED FUND CLASS Y	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	17.23%

MACQUARIE BALANCED FUND CLASS Y	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	15.42%
MACQUARIE BALANCED FUND CLASS Y	NATIONWIDE LIFE INSURANCE COMPANY C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	27.62%
MACQUARIE MULTI-ASSET INCOME FUND CLASS A	EDWARD D JONES AND CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD ST LOUIS MO 63131-3710	9.84%
MACQUARIE MULTI-ASSET INCOME FUND CLASS A	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	65.46%
MACQUARIE MULTI-ASSET INCOME FUND CLASS C	AMERICAN ENTERPRISE INV SVCS 901 SOUTH 3RD AVENUE MINNEAPOLIS, MN 55402	29.50%
MACQUARIE MULTI-ASSET INCOME FUND CLASS C	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	6.75%
MACQUARIE MULTI-ASSET INCOME FUND CLASS C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	36.97%
MACQUARIE MULTI-ASSET INCOME FUND CLASS C	UBS WM USA SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ07086	6.04%
MACQUARIE MULTI-ASSET INCOME FUND INSTITUTIONAL CLASS	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	76.85%
MACQUARIE MULTI-ASSET INCOME FUND CLASS R6	EDWARD D JONES AND CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD ST LOUIS MO 63131-3710	92.76%
MACQUARIE MULTI-ASSET INCOME FUND CLASS R6	NATIONAL FINANCIAL SERVICES LLC FOR EXCL BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT, 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	5.94%
MACQUARIE MULTI-ASSET INCOME FUND CLASS Y	CHARLES SCHWAB & CO INC REINVEST ACCOUNT ATTN MUTUAL FUND DEPT	100.00%

101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151

MORE INFORMATION ABOUT THE FUNDS
Service Providers.  The Funds use the same service providers as described below:

•
Transfer Agent: Delaware Investments® Fund Services Company (DIFSC), an affiliate of the Manager, is located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, and serves as the Funds’ shareholder servicing, dividend disbursing, and transfer agent (the “Transfer Agent”) pursuant to a Shareholder Services Agreement. The Transfer Agent is an indirect subsidiary of Macquarie Management Holdings, Inc. and, therefore, of Macquarie. The Transfer Agent also acts as shareholder servicing, dividend disbursing, and transfer agent for the other Macquarie Funds. The Transfer Agent is paid a fee by each Fund for providing these services consisting of an asset-based fee and certain out-of-pocket expenses. The Transfer Agent will bill, and each Fund will pay, such compensation monthly. Omnibus and networking fees charged by financial intermediaries and subtransfer agency fees are passed on to and paid directly by the Fund. The Transfer Agent’s compensation is fixed each year and approved by the Board, including a majority of the Independent Trustees.

•
Subtransfer Agent: BNY Mellon Investment Servicing (US) Inc. (BNYMIS) provides subtransfer agency services to the Funds. In connection with these services, BNYMIS administers the overnight investment of cash pending investment in the Funds or payment of redemptions. The proceeds of this investment program are used to offset the Funds' transfer agency expenses.

•
Fund Accountants: The Bank of New York Mellon (BNY Mellon), 240 Greenwich Street, New York, NY 10286-0001, provides fund accounting and financial administration services to the Funds. Those services include performing functions related to calculating the Funds’ NAVs and providing financial reporting information, regulatory compliance testing, and other related accounting services. For these services, the Funds pay BNY Mellon an asset-based fee, subject to certain fee minimums plus certain out-of-pocket expenses and transactional charges. DIFSC provides fund accounting and financial administration oversight services to the Funds. Those services include overseeing the Funds’ pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements, and other regulatory filings. DIFSC also manages the process for the payment of dividends and distributions and the dissemination of Fund NAVs and performance data. For these services, the Funds pay DIFSC an asset-based fee, subject to certain fee minimums, plus certain out-of-pocket expenses, and transactional charges. The fees payable to BNY Mellon and DIFSC under the service agreements described above will be allocated among all funds in the Macquarie Funds on a relative NAV basis.

•
Custodian: BNY Mellon is the custodian of each Fund’s securities and cash. As custodian for the Funds, BNY Mellon maintains a separate account or accounts for each Fund; receives, holds, and releases portfolio securities on account of each Fund; receives and disburses money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund’s portfolio securities. BNY Mellon also serves as the Funds' custodian for their investments in foreign securities.

•	Legal Counsel: Stradley Ronon Stevens & Young, LLP serves as the Trust’s legal counsel.
•	Independent Registered Public Accountants: PricewaterhouseCoopers LLP serves as the independent registered public accounting firm for each Trust.
•	Securities Lending Agent: BNY Mellon serves as the Funds’ securities lending agent.

For a more detailed description of the Funds’ services providers, see the Funds’ Prospectuses and SAIs.

Additional Information.

More information about the Acquiring Fund and Acquired Fund is included in the following documents. The prospectuses for the Acquiring Fund and Acquired Fund are incorporated herein by reference and considered a part of this Information Statement/Prospectus, along with the SAI (relating to this Information Statement/Prospectus), each of which have been filed with the SEC.

•	Macquarie Multi-Asset Income Fund (Acquired Fund) Prospectus dated January 29, 2025 (File No. 033-45961)
•	Supplement dated March 18, 2025 to the Acquired Fund Prospectus
•	Supplement dated February 13, 2025 to the Acquired Fund Prospectus
•	Macquarie Balanced Fund (Acquiring Fund) Prospectus dated July 31, 2024 (File No. 033-45961)
•	Supplement dated December 30, 2024 to the Acquiring Fund Prospectus
•	Supplement dated September 19, 2024 to the Acquiring Fund Prospectus
•	Supplement dated August 30, 2024 to the Acquiring Fund Prospectus

You may request free copies of the Funds’ Statements of Additional Information (including any supplements), the Prospectuses, the Annual Reports and/or Semiannual Reports, which have been or will be filed with the SEC through our website at delawarefunds.com/literature; by writing or calling your financial advisor or by calling toll‑free at 800 523-1918.

This Information Statement/Prospectus, which constitutes part of a Registration Statement on Form N-14 filed by the Acquiring Fund with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in such Registration Statements.  Reference is hereby made to the Registration Statements and to the exhibits and amendments thereto for further information with respect to the Acquiring Fund and the shares they offer.  Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

Each Fund also files proxy materials, proxy and information statements, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act.  These materials are available on the SEC’s website at www.SEC.gov. To request information regarding the Funds, you may also send an email to the SEC at publicinfo@sec.gov.

EXHIBITS TO
INFORMATION STATEMENT/PROSPECTUS
Exhibit

A	Form of Agreement and Plan of Reorganization
B	Financial Highlights

EXHIBIT A
AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this [__] day of [_______], 2025 by and among (i) each of the Delaware Funds by Macquarie open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) each of the Delaware Funds by Macquarie open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iii) Delaware Management Company, a series of Macquarie Investment Management Business Trust (“DMC”), with respect to Section 9.1 only.
WHEREAS, the parties hereto intend for each Acquiring Fund and the corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the Assets and Liabilities (as each such term is defined in Section 1.2) of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”);
WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company; and
WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:
1.	DESCRIPTION OF THE REORGANIZATIONS
1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately of the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement.  If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.
1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (as defined in

Section 3.1), and based on the representations and warranties each party provides to the other, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:
(a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.
(b)  The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all assets and property that can legally be transferred, including, without limitation, all rights, cash, securities, commodities and futures interests, forwards, swaps and other financial instruments, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries), receivables (including dividends, interest, principal, subscriptions and other receivables), other intangible property, and choses in action, copies of all books and records belonging to the Target Fund (including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”)), any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing Time, and all interests, rights, privileges and powers, other than the Target Fund’s rights under this Agreement on the Closing Date as defined in Section 3.1 (collectively, “Assets”), but excluding any assets set forth in Schedule 1.2(b) (collectively, “Excluded Assets”).  For the avoidance of doubt, (i) any Excluded Assets shall remain the property of the Target Fund and the Acquiring Fund shall have no rights thereunder; and (ii) Assets shall not include any assets or property that cannot be transferred to the Acquiring Fund pursuant to applicable law or regulation.
(c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”).  If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”).  The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”
(d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section

1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and without further notice the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by its Governing Documents (as defined in Section 4.1(a)) and applicable law, and the Target Fund will as promptly as practicable completely liquidate and dissolve as permitted by its Governing Documents and applicable law.  Such distribution to the Target Fund Shareholders and liquidation of the Target Fund will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund’s shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class.  The aggregate net asset value of the Acquiring Fund’s shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Closing Date in accordance with the Valuation Time in Section 2.1(a).  At the Closing, any outstanding certificates representing shares of a Target Fund will be cancelled.  The Acquiring Fund shall not issue certificates representing shares in connection with such exchange, irrespective of whether Target Fund Shareholders hold their Target Fund shares in certificated form.
(e) Ownership of the Acquiring Fund’s shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.
(f) Any transfer taxes payable upon issuance of the Acquiring Fund’s shares in a name other than the registered holder of the Target Fund’s shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund’s shares are to be issued and transferred.
(g) Immediately after the Closing Time, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.
2.	VALUATION
2.1. With respect to each Reorganization:
(a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the Closing Date using the valuation methodologies set forth in the then-current prospectus for the Target Fund and the valuation procedures established by the Target Entity’s valuation designee (“Valuation Time”).  On the Closing Date, the Target Fund shall record the value of the Assets, as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of the Valuation Report to the Acquiring Fund by 7:00 pm (Eastern time) on the Closing Date, or as soon as practicable thereafter.
(b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of such class of the Acquiring Fund as of the close of business on the Closing Date.

(c) The number of shares of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) issued in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund.  All Acquiring Fund shares delivered to a Target Fund will be delivered at net asset value without the imposition of a sales load, commission, transaction fee or other similar fee.
(d) All computations of value shall be made by the Target Fund’s and the Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.
3.	CLOSING AND CLOSING DATE
3.1. Each Reorganization shall close on the date identified on Exhibit A or such other date as the parties may mutually agree with respect to any or all Reorganizations (the “Closing Date”).  All acts taking place at the closing of a Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the later of 7:01 pm Eastern time or the finalization of the applicable Target Fund’s and Acquiring Fund’s net asset value on the Closing Date of that Reorganization, unless otherwise agreed to by the parties (the “Closing Time”).  The Closing of each Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree.
3.2. With respect to each Reorganization:
(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred, presented and delivered by the Target Fund as of the Closing Time or as soon as practicable thereafter to the Acquiring Fund by directing that the Target Fund’s custodian (the “Custodian”) transfer and deliver them from the account of the Target Fund (the “Target Account”) to an account of the Acquiring Fund at the Custodian (the “Acquiring Account”) duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof.  The Target Fund shall direct the Custodian to transfer and deliver to the Acquiring Account as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act) in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held.  The cash to be transferred by the Target Fund shall be transferred from the Target Account to the Acquiring Account by wire transfer of federal funds or other appropriate means on the Closing Date.  If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its Custodian, such as brokers’ confirmation slips.
(b) The Target Entity shall direct the Custodian for the Target Fund to deliver, at the Closing or as soon as practicable thereafter, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary Taxes (as defined below) in connection with the delivery of the Assets, including all applicable federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made.  At the Closing, or as soon as practicable thereafter, the Acquiring Entity will cause the Custodian to deliver a certificate of an authorized officer acknowledging that the Acquiring Fund has received the Target Fund portfolio securities, cash and any other Assets as of the final settlement date for such transfers.
(c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall instruct its transfer agent (the “Target Transfer Agent”) to provide instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections, if any, and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary).  The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.
(d) The Target Entity shall direct the Target Transfer Agent to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Fund, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
(e) In the event that on the Closing Date (i) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the board of trustees of the Acquiring Entity or the Target Entity, or the authorized officers of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impossible or impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.
4.	REPRESENTATIONS AND WARRANTIES
4.1. With respect to each Reorganization, the applicable Target Entity, on behalf of the

Target Fund, represents and warrants to the corresponding Acquiring Entity and Acquiring Fund as follows:
(a) The Target Entity is a statutory trust organized under the laws of the State of Delaware, validly existing and in good standing and with power under the Target Entity’s governing documents (including bylaws), as applicable (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder, and the Target Fund is a duly established and designated separate series of the Target Entity;
(b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect and will be in full force and effect on the Closing Date, and, to the knowledge of the Target Fund, no action or proceeding to revoke or suspend such registrations is pending, or threatened.  All issued and outstanding shares of the Target Fund have been offered for sale in conformity in all material respects with applicable federal and state securities laws;
(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date.  No consent of or notice to any other third party or entity is required for the consummation by the Target Fund of the transactions contemplated by this Agreement;
(d) Except as disclosed to the Acquiring Entity, the current prospectus and statement of additional information and current shareholder reports of the Target Fund, and, to the knowledge of the Target Fund, each prospectus and statement of additional information and shareholder reports of the Target Fund (including its predecessor fund, if any) used at all times during the three (3) years prior to the date of this Agreement, conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;

(f) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, (i) the Target Fund will as of the Closing Time have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, not disclosed and reflected in the value thereof, and (ii) upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to only those restrictions on the full transfer thereof when held by the Acquiring Fund as when they were held by the Target Fund (including, without limitation, such restrictions as might arise under the 1933 Act), free of adverse claims not otherwise disclosed and reflected in the value thereof (including, without limitation, assets that are designated as collateral for the Target Fund’s derivative positions, including without limitation as collateral for swap positions and as margin for futures and options positions, subject to such segregation and liens that apply to such Assets);
(g) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or Target Entity is a party or by which it is bound;
(h) Except as set forth on Schedule 4.1(h), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Target Fund’s knowledge, threatened against the Target Fund or Target Entity, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transactions contemplated by this Agreement.
(i) The financial statements of the Target Fund (including its predecessor fund, if any) for the Target Fund’s most recently completed fiscal year have been audited by an independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A.  To the knowledge of the Target Fund (including its predecessor fund, if any), such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
(k) On the Closing Date, all federal and other material Tax Returns (as defined below) of the Target Fund (including its predecessor fund, if any) required by law to have been filed by such date (taking into account any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Target Fund’s knowledge, no such Return is currently under audit and no such audit has been threatened by any Federal, state, local or foreign Tax authority; no assessment has been asserted or proposed with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes (other than for Taxes not yet due and payable); no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending (in each case other than waivers as a result of extensions of time to file Tax Returns); and adequate provision has been made in the financial statements of the Target Fund (including its predecessor fund, if any) for all Taxes in respect of all periods ended on or before the date of such financial statements.  To the Target Fund’s knowledge, no claim has ever been made by a taxing authority in a jurisdiction where the Target Fund does not file a Tax Return that the Target Fund is or may be subject to taxation in that jurisdiction.  The Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder.  As used in this Agreement, “Tax” or “Taxes” means any tax or other like assessment or charge (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (whether domestic, foreign, federal, state or local) responsible for the imposition of any such tax.  “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);
(l) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund, as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code.  The Target Fund (including its predecessor fund, if any) has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date.  The Target Fund (including its predecessor fund, if any) has been eligible to compute its federal income tax under Section 852 of the Code.  The Target Fund

(including its predecessor fund, if any) has paid or made provision for the payment of any tax liability under Sections 852 or 4982 of the Code for any period ended on before the Closing Date.  The Target Fund (including its predecessor fund, if any) has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to it.  The Target Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(2)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations promulgated thereunder.  In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund will declare on or prior to the Valuation Time on the Closing Date to the shareholders of the Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date;
(m) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights.  In every state where offered or sold, such offers and sales by the Target Fund have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
(n) The Target Entity, on behalf of the Target Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein.  The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the board of trustees of the Target Entity and, subject to the approval of the shareholders of the Target Fund (only with respect to any obligations under this Agreement that are contingent on such shareholder approval) and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;
(p) The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;
(q) The Target Fund has no unamortized or unpaid organizational fees or expenses;
(r) The Target Fund has not changed its taxable year end within the most recent 60-month period ending on the last day of the month immediately preceding the Closing Date of a Reorganization, and it does not intend to change its taxable year end prior to the Closing Date;

(s) The Target Fund (including the Acquiring Fund as its successor) will not be required to include any material item of income in, or exclude any material item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date (including as a result of the transactions contemplated in this Agreement); (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date; and

(t) The Target Fund has no actual or potential material liability for any Tax obligation of any taxpayer other than itself.  The Target Fund (including its predecessor fund, if any) is not currently and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns except as disclosed on Schedule 4.1(t) with respect to certain state Tax Returns.  The Target Fund is not a party to any Tax allocation, sharing, or indemnification agreement (other than agreements the primary purpose of which do not relate to Taxes).

4.2. With respect to each Reorganization, the applicable Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the corresponding Target Entity and Target Fund as follows:
(a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, each with power under its Governing Documents, to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;
(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;
(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date.  No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement;
(d) The registration statement on Form N-14 (the “N-14 Registration Statement”) and any other prospectus and/or statement of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
(e) The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;
(f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;
(g) Except as set forth on Schedule 4.2(g), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business or the Acquiring Fund’s ability to consummate the transactions contemplated by this Agreement;
(h) The financial statements of the Acquiring Fund (including its predecessor fund, if any) for the Acquiring Fund’s most recently completed fiscal year have been audited by an independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A.  To the knowledge of the Acquiring Fund, such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
(i) Since the last day of the Acquiring Fund’s (including its predecessor fund, if any) most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
(j) On the Closing Date, all material Tax Returns of the Acquiring Fund (including its predecessor fund, if any)  required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Acquiring Fund’s knowledge, no such Tax Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the financial statements of the Acquiring Fund (including its predecessor fund, if any) for all Taxes in respect of all periods ended on or before the date of such financial statements;
(k) The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund, as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code.  The Acquiring Fund (including its predecessor fund, if any) has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date.  The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;
(l) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

(m) The Acquiring Entity, on behalf of the Acquiring Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein.  The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the board of trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
(n) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;
(o) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;
(p) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;
4.3. With respect to each Reorganization, the Target Entity, on behalf of the Target Fund, and the Acquiring Entity, on behalf of the Acquiring Fund, represent and warrant as follows:
(a) For federal income tax purposes, the fair market value of the Acquiring Fund’s shares that each Target Fund Shareholder receives will be approximately equal to the fair market value of the Target Fund shares it actually or constructively surrenders in exchange therefor;
(b) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject;
(c) No expenses incurred by the Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by the Acquiring Fund or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund shares will be transferred to the Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof.
5.	COVENANTS OF THE ACQUIRING FUNDS AND THE TARGET FUNDS
5.1. With respect to each Reorganization:

(a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.
(b) If required by the 1940 Act or other applicable law, the Target Entity will call a meeting of the shareholders of the Target Fund to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to seek to obtain the required shareholder approval of the transactions contemplated herein.
(c) The Target Fund covenants that the Acquiring Fund’s shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than to the Target Fund’s shareholders in accordance with the terms of this Agreement.
(d) The Target Entity, on behalf of the Target Fund, will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Closing Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date, and (4) all FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Fund (the “FIN 48 Workpapers”). The foregoing information to be provided within such timeframes as is mutually agreed by the parties.
(e) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
(f) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more distributions to its shareholders consisting of all shares of the applicable class of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.

(g) If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code. The information to be provided under this subsection shall be provided within such timeframes as is mutually agreed by the parties.
(h) The Acquiring Fund and the Target Fund shall each use their best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.
(i) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a)(1) of the Code.  None of the parties to a Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.
(j) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, Tax Returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.
(k) The Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income Tax Returns filed by or on behalf of the Target Fund (including its predecessor fund, if any) for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal or Tax opinions.
(l) The limited contingent deferred sales charge (“CDSC”) applicable to Class A of the Acquiring Fund issued in connection with the Reorganization will be calculated based on the CDSC schedule of Class A shares of the Target Fund and, for purposes of calculating the CDSC, recipients of such Class A shares of the Acquiring Fund shall be deemed to have acquired such shares on the date(s) that the corresponding shares of the Target Fund were acquired by the shareholder.
6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUNDS
6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Target Entity’s waiver, of the obligations to be performed by the Acquiring Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;
(b) The Acquiring Entity shall have delivered to the Target Fund as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Time, except as they may be affected by the transactions contemplated by this Agreement; and
(c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Time.
7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS
7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Acquiring Fund’s waiver, of the obligations to be performed by the Target Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:
(a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;
(b) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;
(c) If requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets, a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date (iv) the FIN 48 Workpapers, (v) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and/or (vi) a statement of earnings and profits as provided in Section 5.1(f);
(d) The Target Entity shall have delivered to the Acquiring Entity as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Time;
(e) The Custodian and the Target Transfer Agent shall have delivered the certificates contemplated by Sections 3.2(b) and 3.2(d) of this Agreement, respectively, each duly executed by an authorized officer of the Custodian, an authorized officer of the Target Transfer Agent or the Treasurer of the Target Entity, as applicable;
(f) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Time;
(g) The Target Fund shall have declared and paid or cause to be paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date.
(h) The Target Entity, on behalf of the Target Fund, shall have duly executed and delivered to the Acquiring Entity such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Custodian and instructions to the Acquiring Fund’s transfer agent as the Acquiring Entity may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund by the Target Fund all of the right, title and interest of the Target Fund in and to the respective Assets of the Target Fund. In each case, the Assets of the Target Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor;
(i) The Acquiring Entity shall have received at the Closing: (i) a certificate of an authorized signatory of the Custodian stating that the Assets of the Target Fund have been delivered to the Acquiring Fund; and (ii) a certificate of an authorized signatory from the Custodian for the Acquiring Fund stating that the Assets of the Target Fund have been received;
8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS AND THE TARGET FUNDS
With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
8.1. The Agreement and transactions contemplated herein shall have been approved by the board of trustees of each of the Target Entity and Acquiring Entity.  Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;
8.2. If required by the 1940 Act or other applicable law, this Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of a Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, applicable law of the State of Delaware, and the 1940 Act, and certified copies of the voting record from the proxy solicitor evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.2;
8.3. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, or the transactions contemplated herein;
8.4. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;
8.5. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
8.6. The Target Entity (on behalf of each Target Fund) and the Acquiring Entity (on behalf of each Acquiring Fund) shall have received on or before the Closing Date an opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”) in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6.  In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates.  Such opinion shall contain such limitations as shall be in the opinion of Stradley Ronon appropriate to render the opinions expressed therein.  Subject to receipt of the certificates referenced in this Section 8.6 and absent a change of law or change of fact between the date of this Agreement and the Closing, the Acquiring Fund agrees that such opinion shall state that the Reorganization will qualify as a “reorganization” under Section 368(a)(1) of the Code.  Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Entity may waive the conditions set forth in this paragraph 8.6.
9.	EXPENSES
9.1. With respect to each Reorganization, the cost of such Reorganization will be paid 1/3 by Management and 2/3 by the applicable Target Fund(s) and Acquiring Fund(s) allocated by total Target and Acquiring Funds’ assets under management.
10.	FINAL TAX RETURNS AND FORMS 1099 OF THE TARGET FUND
10.1. After the Closing Date, except as otherwise agreed to by the parties, the Target Entity shall or shall cause its agents to prepare any federal, state or local Tax Returns, including any Forms 1099, required to be filed by the Target Entity with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.
11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS
11.1. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.
12.	TERMINATION
This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by mutual agreement of the parties.
13.	AMENDMENTS
This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.
14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY
14.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.
14.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
14.4. This Agreement may be executed in any number of counterparts, each of which shall be considered an original.
14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the applicable Target Entity or the applicable Acquiring Entity, respectively.  The execution and delivery by such officers of this Agreement or any certificates or other documentation shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of each Acquiring Fund and Target Fund.
Delaware Group Tax-Free Fund Ivy Funds Voyageur Insured Funds, each on behalf of its respective series identified on Exhibit A hereto

By:
Name:
Title:

With respect to Section 9.1 only, Delaware Management Company, a series of Macquarie Investment Management Business Trust

By:
Name:
Title:

EXHIBIT A

TABLE OF REORGANIZATIONS

TARGET FUND (AND TARGET SHARE CLASSES) AND TARGET ENTITY	ACQUIRING FUND (AND SHARE CLASSES) AND ACQUIRING ENTITY
Macquarie Global Allocation Fund (formerly Delaware Ivy Wilshire Global Allocation Fund), a series of Ivy Funds	Macquarie Balanced Fund, a series of Ivy Funds
Class A	Class A
Class C	Class C
Institutional Class	Institutional Class
Class R6	Class R6
Macquarie Multi-Asset Income Fund (formerly Delaware Ivy Multi-Asset Income Fund), a series of Ivy Funds	Macquarie Balanced Fund, a series of Ivy Funds
Class A	Class A
Class C	Class C
Institutional Class	Institutional Class
Class R6	Class R6
Class Y	Class Y
Macquarie Tax-Free Arizona Fund (formerly Delaware Tax-Free Arizona Fund), a series of Voyageur Insured Funds	Macquarie Tax-Free USA Fund (formerly Delaware Tax-Free USA Fund), a series of Delaware Group Tax-Free Fund
Class A	Class A
Class C	Class C
Institutional Class	Institutional Class

Schedule 1.2(b)
Excluded Assets

[None]

Schedule 1.2(c)
Excluded Liabilities

[None]

Schedule 4.1(h)
Target Fund Litigation, Administrative Proceedings and Investigations

Macquarie Multi-Asset Income Fund (the “Target Fund”) is currently a defendant in a litigation matter involving loans it has entered into with Mitel Networks. In October 2022, Mitel Networks engaged in an “uptiering” transaction to obtain additional financing, in which it entered into new superiority loans with a group of its existing lenders and exchanged certain loans held by those lenders for new loans that also had increased priority (the “Transaction”).  On March 14, 2023, a group of lenders that did not participate in the Transaction and saw their loans subordinated behind the newly issued debt as a result of the Transaction brought suit against Mitel and others, including lenders (such as the Target Fund) that consented to the Transaction, alleging that the Transaction violated New York law and breached the terms of Mitel’s existing credit agreements. On December 5, 2023, the Commercial Division of the Supreme Court of the State of New York dismissed all of these plaintiffs’ claims except for their breach of contract claims. Following an appeal of this order, a panel of the Appellate Division, First Judicial Department, of the Supreme Court of New York unanimously ordered the dismissal of all of the plaintiffs’ claims on December 31, 2024.  The plaintiffs have sought leave to appeal the Appellate Division ruling to the New York Court of Appeals. As of March 10, 2025, as part of Mitel Networks’ bankruptcy proceedings, plaintiffs have agreed to terminate as to all defendants – including the Target Fund - litigation proceedings related to their case by withdrawing their motion for leave to appeal to the New York Court of Appeals and seeking entry of final judgment dismissing all claims with prejudice. This termination is conditioned upon the bankruptcy court’s confirmation of the bankruptcy plan and plaintiffs’ related receipt of agreed-upon settlement consideration on the plan’s effective date, which is currently expected to occur by May 2025. No liability for litigation relating to this matter has been accrued in the financial statements of the Target Fund.

Schedule 4.1(t)
Target Fund Tax Returns
[None]

Schedule 4.2(g)
Acquiring Fund Litigation, Administrative Proceedings and Investigations
[None]

Schedule 8.6
Tax Opinions

(i) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
(ii) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code.
(iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.
(iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.
(v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.
(vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.
(vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.
(viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
(ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(x) For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.
The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on a Target Fund, Acquiring Fund or any Target Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

EXHIBIT B
FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for at least the past five years. On April 30, 2021, Macquarie Management Holdings, Inc., the US holding company for Macquarie Group Limited’s US asset management business, acquired the investment management business of Waddell & Reed Financial, Inc., including Ivy Investment Management Company, the Funds’ prior investment manager. The performance shown from before April 30, 2021 are from the Funds’ prior investment manager. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). With the exception of the periods indicated below, the information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose reports, along with the Funds’ financial statements, are available upon request by calling 800 523-1918, and are also available on the Funds' website and are included in the Funds’ Form N-CSR filed with the SEC.

Fiscal periods ended prior to September 30, 2021 for Macquarie Multi-Asset Income Fund and prior to March 31, 2021 for Macquarie Balanced Fund were audited by the Funds’ prior independent registered public accounting firm. The information for the six-month period ended September 30, 2024 for Macquarie Balanced Fund is unaudited.

Financial Highlights Macquarie Multi-Asset Income Fund Class A Selected data for each share of the Fund outstanding throughout each period were as follows: Year Ended
	9/30/2024	9/30/2023	9/30/2022	9/30/2021	9/30/2020
Net asset value, beginning of period	$8.94	$8.90	$11.28	$9.81	$10.58
Income (loss) from investment operations:
Net investment income[1]	0.37	0.34	0.34	0.37	0.39
Net realized and unrealized gain (loss)	1.15	0.60	(2.18)	1.53	(0.61)
Total from investment operations	1.52	0.94	(1.84)	1.90	(0.22)

Less dividends and distributions from:
Net investment income	(0.49)	(0.28)	(0.54)	(0.43)	(0.42)
Net realized gain	-	(0.62)	-	-	(0.13)
Total dividends and distributions	(0.49)	(0.90)	(0.54)	(0.43)	(0.55)

Payment by affiliates	_2,3	-	-	-	-

Net asset value, end of period	$9.97	$8.94	$8.90	$11.28	$9.81
Total return[4]	17.33%[5]	10.53%	(16.99%)	19.57%	(2.10%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$41,469	$45,306	$56,948	$87[6]	$88[6]
Ratio of expenses to average net assets[7]	1.00%	1.06%	1.19%	1.17%	1.20%
Ratio of expenses to average net assets prior to fees waived[7]	1.53%	1.31%	1.36%	1.24%	1.27%
Ratio of net investment income to average net assets	3.95%	3.59%	3.21%	3.38%	3.89%
Ratio of net investment income to average net assets prior to fees waived	3.42%	3.34%	3.04%	3.31%	3.82%
Portfolio turnover	53%	51%	127%[8]	57%	71%

[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	See Note 2 in “Notes to financial statements.”
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial Highlights Macquarie Multi-Asset Income Fund Class C Selected data for each share of the Fund outstanding throughout each period were as follows: Year Ended
	9/30/2024	9/30/2023	9/30/2022	9/30/2021	9/30/2020
Net asset value, beginning of period	$8.95	$8.91	$11.27	$9.81	$10.58
Income (loss) from investment operations:
Net investment income[1]	0.30	0.27	0.26	0.29	0.32
Net realized and unrealized gain (loss)	1.14	0.59	(2.17)	1.51	(0.61)
Total from investment operations	1.44	0.86	(1.91)	1.80	(0.29)

Less dividends and distributions from:
Net investment income	(0.41)	(0.20)	(0.45)	(0.34)	(0.35)
Net realized gain	-	(0.62)	-	-	(0.13)
Total dividends and distributions	(0.41)	(0.82)	(0.45)	(0.34)	(0.48)

Payment by affiliates	-2,3	-	-	-	-

Net asset value, end of period	$9.98	$8.95	$8.91	$11.27	$9.81
Total return[4]	16.38%[5]	9.65%	(17.54%)	18.56%	(2.85%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,051	$3,927	$4,909	$8[6]	$10[6]
Ratio of expenses to average net assets[7]	1.75%	1.82%	1.99%	1.95%	1.96%
Ratio of expenses to average net assets prior to fees waived[7]	2.28%	2.11%	2.18%	2.02%	2.03%
Ratio of net investment income to average net assets	3.20%	2.83%	2.40%	2.61%	3.13%
Ratio of net investment income to average net assets prior to fees waived	2.67%	2.54%	2.21%	2.54%	3.06%
Portfolio turnover	53%	51%	127%[8]	57%	71%

[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	See Note 2 in “Notes to financial statements.”
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial Highlights Macquarie Multi-Asset Income Fund Institutional Class Selected data for each share of the Fund outstanding throughout each period were as follows: Year Ended
	9/30/2024	9/30/2023	9/30/2022	9/30/2021	9/30/2020
Net asset value, beginning of period	$8.95	$8.90	$11.28	$9.81	$10.59
Income (loss) from investment operations:
Net investment income[1]	0.40	0.37	0.39	0.42	0.43
Net realized and unrealized gain (loss)	1.14	0.60	(2.18)	1.53	(0.61)
Total from investment operations	1.54	0.97	(1.79)	1.95	(0.18)

Less dividends and distributions from:
Net investment income	(0.51)	(0.30)	(0.59)	(0.48)	(0.47)
Net realized gain	-	(0.62)	-	-	(0.13)
Total dividends and distributions	(0.51)	(0.92)	(0.59)	(0.48)	(0.60)

Payment by affiliates	-[2,3]	-	-	-	-

Net asset value, end of period	$9.98	$8.95	$8.90	$11.28	$9.81
Total return[4]	17.57%[5]	10.95%	(16.64%)	20.08%	(1.76%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$36,493	$55,473	$97,268	$2116	$220[6]
Ratio of expenses to average net assets[7]	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets prior to fees waived[7]	1.28%	0.98%	1.05%	0.99%	0.99%
Ratio of net investment income to average net assets	4.20%	3.94%	3.60%	3.81%	4.32%
Ratio of net investment income to average net assets prior to fees waived	3.67%	3.71%	3.30%	3.57%	4.08%
Portfolio turnover	53%	51%	127%[8]	57%	71%

[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	See Note 2 in “Notes to financial statements.”
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial Highlights Macquarie Multi-Asset Income Fund Class R6 Selected data for each share of the Fund outstanding throughout each period were as follows: Year Ended
	9/30/2024	9/30/2023	9/30/2022	9/30/2021	9/30/2020
Net asset value, beginning of period	$8.94	$8.90	$11.28	$9.82	$10.59
Income (loss) from investment operations:
Net investment income[1]	0.40	0.37	0.39	0.43	0.44
Net realized and unrealized gain (loss)	1.14	0.60	(2.18)	1.51	(0.61)
Total from investment operations	1.54	0.97	(1.79)	1.94	(0.17)

Less dividends and distributions from:
Net investment income	(0.52)	(0.31)	(0.59)	(0.48)	(0.47)
Net realized gain	-	(0.62)	-	-	(0.13)
Total dividends and distributions	(0.52)	(0.93)	(0.59)	(0.48)	(0.60)

Payment by affiliates	-[2,3]	-	-	-	-

Net asset value, end of period	$9.96	$8.94	$8.90	$11.28	$9.82
Total return[4]	17.65%[5]	10.91%	(16.60%)	19.95%	(1.66%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,439	$969	$1,024	$2[6]	$3[6]
Ratio of expenses to average net assets[7]	0.67%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets prior to fees waived[7]	1.20%	0.96%	0.92%	0.84%	0.84%
Ratio of net investment income to average net assets	4.28%	3.89%	3.66%	3.91%	4.34%
Ratio of net investment income to average net assets prior to fees waived	3.75%	3.68%	3.49%	3.82%	4.25%
Portfolio turnover	53%	51%	127%[8]	57%	71%

[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	See Note 2 in “Notes to financial statements.”
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial Highlights Macquarie Multi-Asset Income Fund Class Y Selected data for each share of the Fund outstanding throughout each period were as follows: Year Ended
	9/30/2024	9/30/2023	9/30/2022	9/30/2021	9/30/2020
Net asset value, beginning of period	$8.96	$8.90	$11.28	$9.82	$10.59
Income (loss) from investment operations:
Net investment income[1]	0.37	0.34	0.34	0.39	0.40
Net realized and unrealized gain (loss)	1.15	0.60	(2.17)	1.50	(0.61)
Total from investment operations	1.52	0.94	(1.83)	1.89	(0.21)
Less dividends and distributions from:
Net investment income	(0.49)	(0.26)	(0.55)	(0.43)	(0.43)
Net realized gain	-	(0.62)	-	-	(0.13)
Total dividends and distributions	(0.49)	(0.88)	(0.55)	(0.43)	(0.56)
Payment by affiliates	-[2,3]	-	-	-	-
Net asset value, end of period	$9.99	$8.96	$8.90	$11.28	$9.82
Total return[4]	17.32%[5]	10.60%	(16.94%)	19.50%	(2.06%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$63	$58	$88	$-6,7	$3[6]
Ratio of expenses to average net assets[7]	1.00%	1.06%	1.16%	1.15%	1.15%
Ratio of expenses to average net assets prior to fees waived[7]	1.53%	1.27%	1.33%	1.22%	1.22%
Ratio of net investment income to average net assets	3.95%	3.60%	3.23%	3.61%	3.95%
Ratio of net investment income to average net assets prior to fees waived	3.42%	3.39%	3.06%	3.54%	3.88%
Portfolio turnover	53%	51%	127%[9]	57%	71%

[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	See Note 2 in “Notes to financial statements.”
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

[5]	Payments by affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Rounds to less than $500 thousands.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[9]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to a change in the Fund’s portfolio managers and associated repositioning.

Financial Highlights
Macquarie Balanced Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$22.02	$18.85	$25.53	$27.29	$20.43	$23.58
Income (loss) from investment operations:
Net investment income[2]	0.16	0.26	0.21	0.12	0.24	0.31
Net realized and unrealized gain (loss)	1.59	3.36[3]	(2.06)	1.28	8.38	(1.57)
Total from investment operations	1.75	3.62	(1.85)	1.40	8.62	(1.26)
Less dividends and distributions from:
Net investment income	(0.15)	(0.45)	(0.15)	(0.12)	(0.28)	(0.34)
Net realized gain	-	-	(4.68)	(3.04)	(1.48)	(1.55)
Total dividends and distributions	(0.15)	(0.45)	(4.83)	(3.16)	(1.76)	(1.89)
Net asset value, end of period	$23.62	$22.02	$18.85	$25.53	$27.29	$20.43
Total return[4]	7.97%[5]	19.36%[3,5]	(6.71%)	4.57%	42.81%	(6.55%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,156,776	$1,140,285	$1,102,496	$1,485,004	$1,509[6]	$1,086[6]
Ratio of expenses to average net assets[7]	1.05%	1.06%	1.10%	1.04%	1.07%	1.10%
Ratio of expenses to average net assets prior to fees waived[7]	1.09%	1.07%	1.10%	1.04%	1.07%	1.10%
Ratio of net investment income to average net assets	1.41%	1.30%	0.97%	0.44%	0.95%	1.27%
Ratio of net investment income to average net assets prior to fees waived	1.37%	1.29%	0.97%	0.44%	0.95%	1.27%
Portfolio turnover	38%	73%	82%	94%	52%	43%
1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Calculated using average shares outstanding.
3 Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.03 and total return by 0.16%.
4 Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

5 Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
6 Net assets reported in millions.
7 Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial Highlights
Macquarie Balanced Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$21.60	$18.49	$25.21	$26.98	$20.24	$23.38
Income (loss) from investment operations:
Net investment income (loss)[2]	0.07	0.11	0.01	(0.09)	0.06	0.13
Net realized and unrealized gain (loss)	1.56	3.29[3]	(2.03)	1.25	8.30	(1.55)
Total from investment operations	1.63	3.40	(2.02)	1.16	8.36	(1.42)
Less dividends and distributions from:
Net investment income	(0.06)	(0.29)	(0.02)	-	(0.14)	(0.17)
Net realized gain	-	-	(4.68)	(2.93)	(1.48)	(1.55)
Total dividends and distributions	(0.06)	(0.29)	(4.70)	(2.93)	(1.62)	(1.72)
Net asset value, end of period	$23.17	$21.60	$18.49	$25.21	$26.98	$20.24
Total return[4]	7.57%[5]	18.44%[3,5]	(7.53%)	3.77%	41.82%	(7.24%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$38,876	$43,118	$63,537	$117,058	$183[6]	$243[6]
Ratio of expenses to average net assets[7]	1.80%	1.81%	1.98%	1.82%	1.82%	1.83%
Ratio of expenses to average net assets prior to fees waived[7]	1.84%	1.82%	1.98%	1.82%	1.82%	1.83%
Ratio of net investment income (loss) to average net assets	0.66%	0.55%	0.06%	(0.34%)	0.23%	0.54%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.62%	0.54%	0.06%	(0.34%)	0.23%	0.54%
Portfolio turnover	38%	73%	82%	94%	52%	43%
1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Calculated using average shares outstanding.
3 Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.03 and total return by 0.16%.

4 Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
5 Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
6 Net assets reported in millions.
7 Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial Highlights
Macquarie Balanced Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$22.03	$18.86	$25.54	$27.29	$20.42	$23.57
Income (loss) from investment operations:
Net investment income[2]	0.19	0.31	0.26	0.18	0.29	0.36
Net realized and unrealized gain (loss)	1.60	3.36[3]	(2.06)	1.28	8.39	(1.57)
Total from investment operations	1.79	3.67	(1.80)	1.46	8.68	(1.21)
Less dividends and distributions from:
Net investment income	(0.18)	(0.50)	(0.20)	(0.17)	(0.33)	(0.39)
Net realized gain	-	-	(4.68)	(3.04)	(1.48)	(1.55)
Total dividends and distributions	(0.18)	(0.50)	(4.88)	(3.21)	(1.81)	(1.94)
Net asset value, end of period	$23.64	$22.03	$18.86	$25.54	$27.29	$20.42
Total return[4]	8.15%[5]	19.63%[3,5]	(6.52%)	4.82%	43.15%	(6.32%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$350,507	$375,021	$406,338	$745,878	$846[6]	$671[6]
Ratio of expenses to average net assets[7]	0.80%	0.81%	0.88%	0.84%	0.86%	0.86%
Ratio of expenses to average net assets prior to fees waived[7]	0.84%	0.82%	0.88%	0.84%	0.86%	0.86%
Ratio of net investment income to average net assets	1.66%	1.55%	1.17%	0.64%	1.17%	1.51%
Ratio of net investment income to average net assets prior to fees waived	1.62%	1.54%	1.17%	0.64%	1.17%	1.51%
Portfolio turnover	38%	73%	82%	94%	52%	43%
1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Calculated using average shares outstanding.
3 Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.03 and total return by 0.16%.
4 Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
5 Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
6 Net assets reported in millions.

7 Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial Highlights
Macquarie Balanced Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$21.93	$18.78	$25.46	$27.22	$20.39	$23.54
Income (loss) from investment operations:
Net investment income[2]	0.13	0.21	0.15	0.01	0.15	0.22
Net realized and unrealized gain (loss)	1.59	3.35[3]	(2.05)	1.26	8.36	(1.57)
Total from investment operations	1.72	3.56	(1.90)	1.27	8.51	(1.35)
Less dividends and distributions from:
Net investment income	(0.13)	(0.41)	(0.10)	(0.01)	(0.20)	(0.25)
Net realized gain	-	-	(4.68)	(3.02)	(1.48)	(1.55)
Total dividends and distributions	(0.13)	(0.41)	(4.78)	(3.03)	(1.68)	(1.80)
Net asset value, end of period	$23.52	$21.93	$18.78	$25.46	$27.22	$20.39
Total return[4]	7.84%[5]	19.04%[3,5]	(6.97%)	4.15%	42.31%	(6.90%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,301	$9,503	$8,650	$10,852	$11[6]	$11[6]
Ratio of expenses to average net assets[7]	1.30%	1.31%	1.38%	1.44%	1.45%	1.45%
Ratio of expenses to average net assets prior to fees waived[7]	1.34%	1.32%	1.38%	1.44%	1.45%	1.45%
Ratio of net investment income to average net assets	1.16%	1.05%	0.70%	0.04%	0.60%	0.91%
Ratio of net investment income to average net assets prior to fees waived	1.12%	1.04%	0.70%	0.04%	0.60%	0.91%
Portfolio turnover	38%	73%	82%	94%	52%	43%
1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Calculated using average shares outstanding.
3 Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.03 and total return by 0.16%.
4 Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

5 Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
6 Net assets reported in millions.
7 Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial Highlights
Macquarie Balanced Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$22.09	$18.91	$25.60	$27.36	$20.47	$23.62
Income (loss) from investment operations:
Net investment income[2]	0.20	0.32	0.29	0.22	0.33	0.40
Net realized and unrealized gain (loss)	1.60	3.38[3]	(2.07)	1.27	8.40	(1.57)
Total from investment operations	1.80	3.70	(1.78)	1.49	8.73	(1.17)
Less dividends and distributions from:
Net investment income	(0.19)	(0.52)	(0.23)	(0.21)	(0.36)	(0.43)
Net realized gain	-	-	(4.68)	(3.04)	(1.48)	(1.55)
Total dividends and distributions	(0.19)	(0.52)	(4.91)	(3.25)	(1.84)	(1.98)
Net asset value, end of period	$23.70	$22.09	$18.91	$25.60	$27.36	$20.47
Total return[4]	8.17%[5]	19.72%[3,5]	(6.39%)	4.93%	43.34%	(6.16%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,095	$9,906	$9,291	$10,232	$11[6]	$7[6]
Ratio of expenses to average net assets[7]	0.71%	0.76%	0.75%	0.70%	0.71%	0.71%
Ratio of expenses to average net assets prior to fees waived[7]	0.75%	0.77%	0.75%	0.70%	0.71%	0.71%
Ratio of net investment income to average net assets	1.75%	1.61%	1.33%	0.78%	1.30%	1.65%
Ratio of net investment income to average net assets prior to fees waived	1.71%	1.60%	1.33%	0.78%	1.30%	1.65%
Portfolio turnover	38%	73%	82%	94%	52%	43%
1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Calculated using average shares outstanding.
3 Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.03 and total return by 0.16%.
4 Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
5 Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

6 Net assets reported in millions.
7 Expense ratios do not include expenses of any investment companies in which the Fund invests.

Financial Highlights
Macquarie Balanced Fund Class Y
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/24[1] (Unaudited)	Year ended
		3/31/24	3/31/23	3/31/22	3/31/21	3/31/20
Net asset value, beginning of period	$22.02	$18.85	$25.54	$27.29	$20.43	$23.58
Income (loss) from investment operations:
Net investment income[2]	0.16	0.26	0.22	0.12	0.24	0.31
Net realized and unrealized gain (loss)	1.60	3.36[3]	(2.07)	1.28	8.38	(1.57)
Total from investment operations	1.76	3.62	(1.85)	1.40	8.62	(1.26)
Less dividends and distributions from:
Net investment income	(0.15)	(0.45)	(0.16)	(0.11)	(0.28)	(0.34)
Net realized gain	-	-	(4.68)	(3.04)	(1.48)	(1.55)
Total dividends and distributions	(0.15)	(0.45)	(4.84)	(3.15)	(1.76)	(1.89)
Net asset value, end of period	$23.63	$22.02	$18.85	$25.54	$27.29	$20.43
Total return[4]	8.02%[5]	19.35%[3,5]	(6.71%)	4.59%[5]	42.81%[5]	(6.55%)[5]
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,693	$10,450	$10,194	$12,699	$16[6]	$14[6]
Ratio of expenses to average net assets[7]	1.05%	1.06%	1.07%	1.04%	1.07%	1.10%
Ratio of expenses to average net assets prior to fees waived[7]	1.09%	1.07%	1.07%	1.08%	1.10%	1.11%
Ratio of net investment income to average net assets	1.41%	1.31%	1.01%	0.44%	0.97%	1.27%
Ratio of net investment income to average net assets prior to fees waived	1.37%	1.30%	1.01%	0.40%	0.94%	1.26%
Portfolio turnover	38%	73%	82%	94%	52%	43%
1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Calculated using average shares outstanding.
3 Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.03 and total return by 0.16%.
4 Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

5 Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
6 Net assets reported in millions.
7 Expense ratios do not include expenses of any investment companies in which the Fund invests.

PART B
STATEMENT OF ADDITIONAL INFORMATION
 Dated March 24, 2025

Acquisition of the Assets of:
MACQUARIE MULTI-ASSET INCOME FUND (FORMERLY, DELAWARE IVY MULTI-ASSET INCOME FUND) (a series of Ivy Funds)
By and in exchange for shares of:
MACQUARIE BALANCED FUND (FORMERLY, DELAWARE IVY BALANCED FUND) (a series of Ivy Funds)

Macquarie Funds
100 Independence, 610 Market Street
Philadelphia, Pennsylvania 19106-2354
800 523-1918

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Information Statement/Prospectus dated March 24, 2025 (the “Information Statement/Prospectus”) relating to the reorganization (the “Reorganization”) of the Fund identified below under the heading “Acquired Fund” (the “Acquired Fund”), a series of Ivy Funds (the “Trust”), into the corresponding series identified below under the heading “Acquiring Fund” (the “Acquiring Fund”), also a series of the Trust.

Acquired Fund	Acquiring Fund
Macquarie Multi-Asset Income Fund	Macquarie Balanced Fund

The Information Statement/Prospectus relating to the above referenced matter may be obtained without charge from the Trust, on behalf of the Acquired Fund and the Acquiring Fund, by calling the telephone number above or by writing to the Trust at: c/o Macquarie Funds, P.O. Box 534437, Pittsburgh, PA 15253-4437 (regular mail) or c/o Macquarie Funds Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262 (overnight courier service).
1

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

GENERAL INFORMATION	3

INCORPORATION OF DOCUMENTS BY REFERENCE	3

SUPPLEMENTAL FINANCIAL INFORMATION	5

2

GENERAL INFORMATION
The Board of Trustees (the “Board”) of the Trust, on behalf of their respective series, reviewed and approved an Agreement and Plan of Reorganization (the “Plan”) that provides for the Reorganization of the Acquired Fund with and into the Acquiring Fund. The Board determined that the Reorganization is in the best interests of the Acquired Fund and Acquiring Fund and that the interests of shareholders of the Acquired Fund and Acquiring Fund will not be diluted as a result of the Reorganization.
Pursuant to the Plan, the Reorganization of the Acquired Fund listed below into the Acquiring Fund will consist of: (i) the acquisition by the Trust, on behalf of the Acquiring Fund, of all of the property and assets of the Acquired Fund in exchange solely for shares of beneficial interest, with a par value of $0.001 per share, of the corresponding class of shares of the Acquiring Fund; (ii) the assumption by the Trust, on behalf of the Acquiring Fund, of the liabilities of the Acquired Fund as set forth in the Plan; (iii) the distribution of the Acquiring Fund’s shares to the shareholders of the Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (iv) the dissolution of the Acquired Fund as soon as practicable after the closing, all upon and subject to the terms and conditions of the Plan.

Acquired Fund	Acquiring Fund
Macquarie Multi-Asset Income Fund, a series of Ivy Funds	Macquarie Balanced Fund, a series of Ivy Funds
Further information is included in the Information Statement/Prospectus and in the documents listed below that are incorporated by reference into this SAI.

INCORPORATION OF DOCUMENTS BY REFERENCE

This SAI, relating specifically to the Reorganization, consists of this document and the following described documents, each of which is incorporated by reference herein:

ACQUIRED FUND

Macquarie Multi-Asset Income Fund

•	Statement of Additional Information dated January 29, 2025 for Ivy Funds, with respect to Macquarie Multi-Asset Income Fund (filed via EDGAR on January 28, 2025, Accession No. 0001145443-25-000015).
•
Supplement dated February 13, 2025 to the Ivy Funds Statement of Additional Information, with respect to Macquarie Multi-Asset Income Fund (filed via EDGAR on February 13, 2025, Accession No. 0001137439-25-000063).

•
The audited financial statements and related report of the independent public accounting firm included in the Ivy Funds Form N-CSR for the fiscal year ended September 30, 2024, with respect to Macquarie Multi-Asset Income Fund (filed via EDGAR on December 6, 2024, Accession No. 0001193125-24-272089).

ACQUIRING FUND

Macquarie Balanced Fund
•	Statement of Additional Information dated July 31, 2024 for Ivy Funds (“Ivy Funds SAI”), with respect to Macquarie Balanced Fund (filed via EDGAR on July 29, 2024, Accession No. 0001145443-24-000111).
3

•	Supplement dated September 19, 2024 to the Ivy Funds SAI, with respect to Macquarie Balanced Fund (filed via EDGAR on September 19, 2024, Accession No. 0001137439-24-001376).
•
The unaudited financial statements included in the Ivy Funds Form N-CSR for the reporting period ended September 30, 2024, with respect to Macquarie Balanced Fund (filed via EDGAR on December 4, 2024, Accession No. 0001193125-24-270466).

•
The audited financial statements and related report of the independent public accounting firm included in the Ivy Funds Annual Report to Shareholders for the fiscal year ended March 31, 2024, with respect to Macquarie Balanced Fund (filed via EDGAR on June 5, 2024, Accession No. 0001206774-24-000605).

4

SUPPLEMENTAL FINANCIAL INFORMATION

Tables showing the fees of the Acquiring Fund and the Acquired Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the Reorganization, is included in the “INFORMATION ABOUT THE FUNDS” section of the Information Statement/Prospectus.

The Reorganization will not result in any material changes to the Acquired Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund. In particular, each security held by the Acquired Fund is eligible to be held by the Acquiring Fund. As a result, a schedule of investments of the Acquired Fund modified to show the effects of such change is not required and is not included.

Additionally, there are no material differences in the valuation, tax, or accounting policies of the Acquired Fund as compared to those of the Acquiring Fund.

5

PART C
(Ivy Funds)
N-14
333-284919
OTHER INFORMATION

Item 15
Indemnification. Reference is made to Article 15 of the Distribution Agreement, filed by EDGAR on July 28, 2021 as Exhibit No. EX-99.e.1.i to Post-Effective Amendment No. 180 and to Article VII of the Amended and Restated Agreement and Declaration of Trust, filed by EDGAR on September 1, 2017, as Exhibit No. EX-99.a.18 to Post-Effective Amendment No. 146, each of which provide indemnification. Also refer to Section 3817 of the Delaware Statutory Trust Act.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A indicated below, except as noted:
	(1)	Copies of the charter of the Registrant as now in effect;
(a) Amended and Restated Agreement and Declaration of Trust (August 15, 2017) incorporated into this filing by reference to Post-Effective Amendment No. 146 filed September 1, 2017.
(i)
Amended and Restated Schedule A (June 10, 2022) to the Amended and Restated Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 200 filed August 1, 2022.

	(2)	Copies of the existing By-Laws or corresponding instruments of the Registrant;
(a) By-Laws (November 13, 2008) incorporated into this filing by reference to Post-Effective Amendment No. 65 filed January 29, 2010.
	(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;
Not applicable.
	(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;
(a) Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Information Statement/Prospectus.
(5)
Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

None other than those contained in Exhibits (1) and (2).
	(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;
(a)
Investment Management Agreement (April 30, 2021) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 180 filed July 28, 2021.

(i) Amendment No. 2 to Exhibit A (December 31, 2024) to the Investment Management Agreement incorporated into this filing by reference to Post-Effective Amendment No. 209 filed January 28, 2025.

(b)
Second Amended and Restated Sub-Advisory Agreement (Active Management) (March 2021) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Global Limited incorporated into this filing by reference to Post-Effective Amendment No. 200 filed August 1, 2022.

(i)
Amendment No. 2 (August 5, 2022) to Exhibit A of the Sub-Advisory Agreement (Active Management) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Global Limited incorporated into this filing by reference to Post-Effective Amendment No. 206 filed January 26, 2024.

(c)
Sub-Advisory Agreement (Delaware Equity Funds) (May 30, 2019) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Global Limited incorporated into this filing by reference to Post-Effective Amendment No. 200 filed August 1, 2022.

(i)
Amendment No. 3 (August 5, 2022) to Schedule 1 of the Sub-Advisory Agreement (Global Equity) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Global Limited incorporated into this filing by reference to Post-Effective Amendment No. 206 filed January 26, 2024.

(d)
Sub-Advisory Agreement (Delaware Fixed Income Funds) (May 30, 2019) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Global Limited incorporated into this filing by reference to Post-Effective Amendment No. 200 filed August 1, 2022.

(i)
Amendment No. 4 (April 3, 2023) to Schedule 1 of the Sub-Advisory Agreement between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Global Limited (Global Fixed Income) incorporated into this filing by reference to Post-Effective Amendment No. 206 filed January 26, 2024.

(e)
Sub-Advisory Agreement (Fixed Income) (May 30, 2019) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Europe Limited incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.

(i)
Amendment No. 3 (April 3, 2023) to Schedule 1 of the Sub-Advisory Agreement (Global Fixed Income) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Europe Limited incorporated into this filing by reference to Post-Effective Amendment No. 206 filed January 26, 2024.

(f)
Second Amended and Restated Sub-Advisory Agreement (January 2, 2021) (Active Management Equity Funds) between Macquarie Investment Management Austria Kapitalanlage AG and Delaware Management Company (a series of Macquarie Investment Management Business Trust) incorporated into this filing by reference to Post-Effective Amendment No. 206 filed January 26, 2024.

(i)
Amendment No. 3 (October 30, 2024) to Exhibit A of the Second Amended and Restated Sub-Advisory Agreement between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and Macquarie Investment Management Austria Kapitalanlage AG (Active Management Equity Funds) incorporated into this filing by reference to Post-Effective Amendment No. 208 filed October 28, 2024.

(g)
Investment Advisory Expense Limitation Letter (July 23, 2024) from Delaware Management Company (a series of Macquarie Investment Management Business Trust) relating to the Macquarie Balanced Fund (formerly, Delaware Ivy Balanced Fund), et al. incorporated into this filing by reference to Post-Effective Amendment No. 207 filed July 29, 2024.

(h)
Investment Advisory Expense Limitation Letter (January 22, 2025) from Delaware Management Company (a series of Macquarie Investment Management Business Trust) relating to the Macquarie Multi-Asset Income Fund incorporated into this filing by reference to Post-Effective Amendment No. 209 filed January 28, 2025.

(i)
Investment Advisory Expense Limitation Letter (October 23, 2024) from Delaware Management Company (a series of Macquarie Investment Management Business Trust) relating to the Macquarie Global Allocation Fund incorporated into this filing by reference to Post-Effective Amendment No. 208 filed October 28, 2024

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;
	(a)	Distribution Agreements.
		(i)	Distribution Agreement (April 30, 2021) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 180 filed July 28, 2021.
		(ii)	Amendment No. 2 (January 1, 2025) to Schedule I to the Distribution Agreement incorporated into this filing by reference to Post-Effective Amendment No. 209 filed January 28, 2025.
	(b)	Form of Dealer’s Agreement incorporated into this filing by reference to Post-Effective Amendment No. 209 filed January 28, 2025.
	(c)	Form of Registered Investment Advisers Agreement incorporated into this filing by reference to Post-Effective Amendment No. 209 filed January 28, 2025.
	(d)	Form of Bank/Trust Agreement incorporated into this filing by reference to Post-Effective Amendment No. 209 filed January 28, 2025.
(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not applicable.
(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”), for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.

		(i)	Amendment No. 2 (July 1, 2017) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.
		(ii)	Amendment No. 4 (July 19, 2019) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.
		(iii)	Amendment No. 5 (December 31, 2021) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.
		(iv)	Amendment No. 6 (December 31, 2021) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.
(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

(a)
Amended Distribution and Service Plan under Rule 12b-1 for Class A, Class C, Class R and Class Y Shares of Beneficial Interest (June 10, 2022) incorporated into this filing by reference to Post-Effective Amendment No. 200 filed August 1, 2022.

	(b)	Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 (May 18, 2022) incorporated into this filing by reference to Post-Effective Amendment No. 200 filed August 1, 2022.
		(i)	Amended and Restated Appendix A (December 31, 2024) to the Ivy Funds Rule 18F-3 Multi-Class Plan incorporated into this filing by reference to Post-Effective Amendment No. 209 filed January 28, 2025.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;
	(a)	Opinion and Consent of Counsel (February 13, 2025) incorporated into this filing by reference to the Registration Statement on Form N-14 (333-284919) filed February 13, 2025.
(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

To be filed by Amendment.
(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;
	(a)	Shareholder Services Agreement between Delaware Investments Fund Services Company and the Registrant to be filed by Amendment.
(i) Amended and Restated Schedule B (June 25, 2022) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.
(b)
Amended and Restated Fund Accounting and Financial Administration Services Agreement (January 1, 2014) between The Bank of New York Mellon and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.

(i)
Amendment No. 1 (July 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.

(ii)
Amendment No. 2 (October 11, 2021) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.

(iii)
Amendment No. 3 (December 31, 2021) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.

(iv)
Amendment No. 4 (January 31, 2022) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 203 filed January 27, 2023.

(c)
Amended and Restated Fund Accounting and Financial Administration Oversight Agreement (January 1, 2014) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 188 filed January 28, 2022.

(i)
Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 188 filed January 28, 2022.

(ii)
Amendment No. 1 (September 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 188 filed January 28, 2022.

(iii)
Amendment No. 2 (October 11, 2021) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 188 filed January 28, 2022.

(iv)
Amendment No. 3 (effective October 1, 2023) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 206 filed January 26, 2024.

	(14)	Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act;
(a) Consent of Independent Registered Public Accounting Firm (March 2025) relating to Macquarie Balanced Fund, a series of Ivy Funds, attached as Exhibit No. EX-99.14.a.
(b) Consent of Independent Registered Public Accounting Firm (March 2025) relating to Macquarie Multi-Asset Income Fund, a series of Ivy Funds, attached as Exhibit No. EX-99.14.b.
	(15)	All financial statements omitted pursuant to Item 14(a)(1);
Not applicable.
	(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and
(a) Powers of Attorney (February 13, 2025) incorporated into this filing by reference to the Registration Statement on Form N-14 (333-284919) filed February 13, 2025.
	(17)	Any additional exhibits which the Registrant may wish to file; and
(a)
Code of Ethics for Macquarie Asset Management, Delaware Funds by Macquarie, Optimum Fund Trust and Macquarie ETF Trust (August 2024) incorporated into this filing by reference to Post-Effective Amendment No. 209 filed January 28, 2025.

(b) Code of Ethics for Macquarie Investment Management Austria Kapitalanlage AG (June 2021) incorporated into this filing by reference to Post-Effective Amendment No. 180 filed July 28, 2021.
(c) Code of Ethics for Macquarie Investment Management Europe Limited (March 2021) incorporated into this filing by reference to Post-Effective Amendment No. 180 filed July 28, 2021.
(d) Code of Ethics for Macquarie Investment Management Global Limited (February 28, 2021) incorporated into this filing by reference to Post-Effective Amendment No. 180 filed July 28, 2021.
	(18)	Furnish the following information, in substantially the tabular form indicated, as to each type and class of securities being registered.
Not applicable.
Item 17	Undertakings.
(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Philadelphia and Commonwealth of Pennsylvania, on the 24th day of March, 2025.

IVY FUNDS

By:	/s/ Richard Salus
Richard Salus Senior Vice President/Chief Financial Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature		Title	Date

Shawn K. Lytle	*	President/Chief Executive Officer	March 24, 2025
Shawn K. Lytle		(Principal Executive Officer) and Trustee

Jerome D. Abernathy	*	Trustee	March 24, 2025
Jerome D. Abernathy

Ann D. Borowiec	*	Trustee	March 24, 2025
Ann D. Borowiec

Joseph W. Chow	*	Trustee	March 24, 2025
Joseph W. Chow

H. Jeffrey Dobbs	*	Trustee	March 24, 2025
H. Jeffrey Dobbs

John A. Fry	*	Trustee	March 24, 2025
John A. Fry

Joseph Harroz, Jr.	*	Trustee	March 24, 2025
Joseph Harroz, Jr.

Sandra A.J. Lawrence	*	Trustee	March 24, 2025
Sandra A.J. Lawrence

Frances A. Sevilla-Sacasa	*	Trustee	March 24, 2025
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Chair and Trustee	March 24, 2025
Thomas K. Whitford

Christianna Wood	*	Trustee	March 24, 2025
Christianna Wood

/s/ Richard Salus		Senior Vice President/Chief Financial Officer	March 24, 2025
Richard Salus		(Principal Financial Officer and Principal Accounting Officer)

*By: /s/ Richard Salus
Richard Salus
as Attorney-in-Fact for each of the persons indicated (Pursuant to Powers of Attorney previously filed)

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
EXHIBITS
TO
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Ivy Funds N-14)

Exhibit No.	Exhibit
EX-99.14.a	Consent of Independent Registered Public Accounting Firm (March 2025) relating to Macquarie Balanced Fund, a series of Ivy Funds
EX-99.14.b	Consent of Independent Registered Public Accounting Firm (March 2025) relating to Macquarie Multi-Asset Income Fund, a series of Ivy Funds